UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-7987

Dean Family of Funds
(Exact name of registrant as specified in charter:)

2480 Kettering Tower Dayton OH 45423
(Address of principal executive offices) (Zip Code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 937-222-9531

Date of fiscal year end: March 31
Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of thes chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec.3507.

			Record	Shareholder	Description of the	Matter Proposed By:	Vote:		Fund Cast its Vote
Ticker	Cusip	Name		Meeting	Matter Voted On	Management (M)	Yes (Y) or	For, Against,	For Management or
			Date	Date		Shareholders (S)	No (N)	or Abstain	Against Management

BALANCED FUND

A	00846U101	Agilent Technologies, Inc.	01/30/05	03/01/05	Election of Directors.	M	Y	For	For
					The ratification of the audit and finance committee's appointment of PriceWaterhouseCoopers, LLP as Agilent's independent registered public accounting firm.	M	Y	For	For
					The approval of the amended and restated Agilent Technologies, Inc. performance-based compensation plan for covered employees.	M	Y	For	For

BUD	035229103	Anheuser-Busch Cos., Inc.	02/28/05	04/27/05	Election of Directors.	M	Y	For	For
					Approve the officer bonus plan, as amended.	M	Y	For	For
					Approve the 1998 incentive stock plan, as amended.	M	Y	For	For
					Approval of independent registered public accounting firm.	M	Y	For	For

BAC	060505104	Bank of America Corp.	03/04/05	04/27/05	Election of Directors.	M	Y	For	For
					Ratification of independent public accountants	M	Y	For	For
					Stockholder proposal - Political contributions	S	Y	Against	For
					Stockholder proposal - Nomination of Directors.	S	Y	Against	For

BP	055622104	BP, PLC	02/18/05	04/14/05	Election of Directors.	M	Y	For	For
					To re-appoint Ernst & Young, LLP as auditors and authorize the board to set their remuneration.	M	Y	For	For
					To give authority to allot shares up to a specified amount.	M	Y	For	For
					Special resolution - to give authority to allot a limited number of shares for cash without making an offer to shareholders.	M	Y	For	For
					Special resolution - to give limited authority for the purchase of its own shares by the Company.	M	Y	For	For
					To approve the Directors' remuneration report.	M	Y	For	For
					To approve the renewal of Executive Directors' incentive plan.	M	Y	For	For
					To receive the Directors' annual report and the accounts.	M	Y	For	For

C	172967101	Citigroup, Inc.	02/25/05	04/19/05	Election of Directors.	M	Y	For	For
					Proposal to ratify the selection of KPMG, LLP as Citigroup's independent registered public accounting firm for 2005.	M	Y	For	For
					Proposal to approve the Amended and Restated Citigroup 1999 Stock Incentive Plan.	M	Y	For	For
					Stockholder proposal requesting a curb on executive compensation, no future stock option grants, and no renewals or extensions of option plans.	S	Y	Against	For
					Stockholder proposal requesting a report on political contributions.	S	Y	Against	For
					Stockholder proposal requesting that the Chairman of the Board have no management duties, titles or responsibilities.	S	Y	For	Against

Stockholder proposal requesting that CEO compensation be limited to no more than 100 times the average compensation paid to the Company's non-managerial workers unless prior stockholder approval is granted.

						S	Y	Against	For
					Stockholder proposal requesting election of Director nominees by a majority of votes cast.	S	Y	For	Against
					Stockholder proposal requesting a By-Law amendment prohibiting the payment of non-deductible compensation to any Officer unless prior stockholder approval is granted.	S	Y	Against	For
					Stockholder proposal requesting that a simple majority vote apply on each issue that can be subject to a shareholder vote.	S	Y	For	Against

CMCSA	20030N101	Comcast Corp.	03/24/05	06/01/05	Election of Directors.	M	Y	For	For
					Independent auditors.	M	Y	For	For
					2002 restricted stock plan.	M	Y	For	For
					Disclose political contributions.	M	Y	Against	For
					Require that the chairman of the board not have managerial responsibilities.	M	Y	For	Against
					Eliminate shareholder rights plan unless shareholder approval is received.	M	Y	For	Against
					Adopt a recapitalization plan.	M	Y	For	Against

CVS	126650100	CVS Corp.	03/15/05	05/12/05	Election of Directors.	M	Y	For	For
					Proposal to ratify the appointment of KPMG, LLP as CVS' independent registered public accounting firm for the fiscal year ending December 31, 2005.	M	Y	For	For
					Stockholder proposal regarding election of directors.	S	Y	For	Against
					Stockholder proposal regarding performance and time-based restricted shares.	S	Y	Against	For
					Stockholder proposal regarding non-deductible executive compensation	S	Y	Against	For

D	25746U109	Dominion Resources, Inc.	02/25/05	04/22/05	Election of Directors.	M	Y	For	For
					Approve the adoption of the non-employee Directors compensation plan.	M	Y	For	For
					Approve the adoption of the 2005 incentive compensation plan.	M	Y	For	For
					Ratify the appointment of independent auditors for the 2005 financial statements.	M	Y	For	For
					Shareholder proposal.	S	Y	Against	For

FSL B	35687M206	Freescale Semiconductor, Inc.	03/01/05	04/29/05	Election of Directors.	M	Y	For	For
					To approve amendments to our Amended and Restated Certificate of Incorporation.	M	Y	For	For
					To approve amendments to our Amended and Restated By-Laws.	M	Y	For	For
					To approve our Omnibus Incentive Plan of 2005.	M	Y	For	For
					To ratify the appointment of the independent registered public accounting firm of KPMG, LLP, our independent auditors, for fiscal 2005.	M	Y	For	For

GE	369604103	General Electric Co.	02/28/05	04/27/05	Election of Directors.	M	Y	For	For
					Ratification of selection of independent auditor.	M	Y	For	For
					Cumulative voting.	S	Y	Against	For
					Report on nuclear risk.	S	Y	Against	For
					Report on PCB clean-up costs.	S	Y	Against	For
					Curb over-extended Directors.	S	Y	Against	For
					Report on sustainability.	S	Y	Against	For
					Disclose political contributions.	S	Y	Against	For
					Animal testing.	S	Y	Against	For

GIS	370334104	General Mills, Inc.	07/29/04	09/27/04	Election of Directors.	M	Y	For	For
					Approval of appointment of KPMG, LLP as independent auditor.	M	Y	For	For
					Approval of amendments to the Company's by-laws.	M	Y	For	For

HIG	416515104	The Hartford Financial Services Group, Inc.	03/22/05	05/18/05	Election of Directors.	M	Y	For	For
					Ratification of the appointment of Deloitte & Touche, LLP as independent auditors of the Company for the fiscal year ending December 31, 2005.	M	Y	For	For
					Approval of the Hartford 2005 Incentive Stock Plan.	M	Y	For	For
					Approval of material terms of Executive Officer performance goals for Incentive Awards.	M	Y	For	For

HD	437076102	The Home Depot, Inc.	03/28/05	05/26/05	Election of Directors.	M	Y	For	For
					Company proposal to ratify the appointment of KPMG, LLP as independent registered public accounting firm for fiscal 2005.	M	Y	For	For
					Company proposal to amend the sixth article of the Company's Certificate of Incorporation.	M	Y	Against	Against
					Company proposal to approve the Home Depot, Inc. 2005 Omnibus Stock Incentive Plan.	M	Y	For	For
					Stockholder proposal regarding employment diversity report disclosure.	S	Y	Against	For
					Stockholder proposal regarding method of voting.	S	Y	For	Against

					Stockholder proposal regarding non-deductible compensation.	S	Y	Against	For
					Stockholder proposal regarding future severance agreements.	S	Y	For	Against
					Stockholder proposal regarding performance and time-based restricted shares.	S	Y	Against	For
					Stockholder proposal regarding performance-based options.	S	Y	For	Against
					Stockholder proposal regarding political nonpartisanship.	S	Y	Against	For

IBM	459200101	International Business Machines Corp.	02/25/05	04/26/05	Election of Directors.	M	Y	For	For
					Ratification of appointment of independent registered public accounting firm.	M	Y	For	For
					Stockholder proposal on cumulative voting.	S	Y	Against	For
					Stockholder proposal on pension and retirement medical.	S	Y	Against	For
					Stockholder proposal on executive compensation.	S	Y	For	Against
					Stockholder proposal on expensing stock options.	S	Y	Against	For
					Stockholder proposal on disclosure of executive compensation.	S	Y	Against	For
					Stockholder proposal on offshoring.	S	Y	Against	For

KR	501044101	The Kroger Co.	04/25/05	06/23/05	Election of Directors.	M	Y	Withhold all nominees	Against
					Approval of 2005 long-term incentive plan.	M	Y	For	For
					Approval of PriceWaterhouseCoopers, LLP as auditors.	M	Y	For	For

					Approve shareholder proposal, if properly presented, to amend regulations to eliminate the super-majority shareholder approval requirement.	S	Y	For	Against
					Approve shareholder proposal, if properly presented, to recommend feasibility report on suppliers' controlled-atmosphere killing of chickens.	S	Y	Against	For
					Approve shareholder proposal, if properly presented, to recommend shareholder approval of severance agreements.	S	Y	For	Against

MMC	571748102	Marsh & Mc Lennan Cos., Inc.	03/21/05	05/19/05	Election of Directors.	M	Y	For all except 02	Against
					Ratification of selection of independent registered public accounting firm.	M	Y	For	For
					Proposal to approve the amendment of MMC's equity compensation plans to permit an exchange of certain options.	M	Y	For	For
					Stockholder Proposal: CEO compensation.	S	Y	Against	For
					Stockholder Proposal: Stock Option Policy.	S	Y	For	Against
					Stockholder Proposal: Director election voting standard.	S	Y	For	Against

JPM	46625H100	JP Morgan Chase & Co.	03/22/05	05/17/05	Election of Directors.	M	Y	For	For
					Appointment of independent registered public accounting firm.	M	Y	For	For
					Approval of 2005 long-term Incentive Plan.	M	Y	Against	Against
					Director term limits.	M	Y	Against	For
					Separation of Chairman and CEO.	M	Y	For	Against
					Competitive pay.	M	Y	Against	For
					Recoup unearned management bonuses.	M	Y	For	Against

MWD	617446448	Morgan Stanley	01/14/05	03/15/05	Election of Directors.	M	Y	For	For

					To ratify the appointment of Deloitte & Touche, LLP as independent auditors.	M	Y	For	For
					To amend the Certificate of Incorporation to institute annual election of Directors.	M	Y	For	For
					Shareholder proposal to limit CEO compensation.	S	Y	Against	For

MOT	620076109	Motorola, Inc.	03/04/05	05/02/05	Election of Directors.	M	Y	For	For
					Shareholder Proposal Re: Non-deductible executive compensation.	S	Y	Against	For
					Shareholder Proposal Re: Director election by majority vote.	S	Y	For	Against

NSC	655844108	Norfolk Southern Corp.	03/07/05	05/12/05	Election of Directors.	M	Y	For	For
					Ratification of the appointment of KPMG, LLP, independent reistered public accounting firm, as auditors.	M	Y	For	For
					Approval of the Norfolk Southern Corporation's long-term incentive plan, as amended.	M	Y	For	For
					Approval of the Norfolk Southern Corporation's executive management incentive plan, as amended.	M	Y	For	For

NFB	659424105	North Fork Bancorporation, Inc.	03/04/05	05/03/05	Election of Directors.	M	Y	For	For
					Amendment of certificate of incorporation to increase authorized shares of common stock from 500 million shares to 1 billion shares.	M	Y	For	For
					Ratification of KPMG, LLP as the company's independent auditor for fiscal year 2005.	M	Y	For	For

PFE	717081103	Pfizer, Inc.	03/02/05	04/28/05	Election of Directors.	M	Y	For	For

					A proposal to ratify the appointment of KPMG, LLP as independent registered public accounting firm for 2005.	M	Y	For	For
					Shareholder proposal relating to term limits for directors.	S	Y	Against	For
					Shareholder proposal requesting a report on increasing access to Pfizer products.	S	Y	Against	For
					Shareholder proposal relating to importation of prescription drugs.	S	Y	Against	For
					Shareholder proposal relating to political contributions.	S	Y	Against	For
					Shareholder proposal relating to product availability in Canada.	S	Y	Against	For
					Shareholder proposal relating to the separation of the roles of Chairman and CEO and access to pharmaceutical products.	S	Y	For	Against

SWY	786514208	Safeway, Inc.	03/28/05	05/25/05	Election of Directors.	M	Y	For	For
					Appointment of Deloitte & Touche, LLP as independent auditors for fiscal year 2005.	M	Y	For	For
					Stockholder proposal requesting cumulative voting.	S	Y	For	Against
					Stockholder proposal requesting the sale of Safeway, Inc. to the highest bidder.	S	Y	Against	For
					Stockholder proposal requesting an independent director as chairman of the board.	S	Y	For	Against
					Stockholder proposal requesting that the company issue an annual sustainability report.	S	Y	Against	For
					Stockholder proposal requesting that 50 percent of each director's compensation be paid in restricted stock.	S	Y	Against	For
					Stockholder proposal requesting majority vote for election of directors.	S	Y	For	Against
					Stockholder proposal requesting independent board committees.	S	Y	Against	For

					Stockholder proposal requesting an office of the board of directors.	S	Y	Against	For

SHW	824348106	Sherwin-Williams Co.	02/28/05	04/20/05	Election of Directors.	M	Y	For	For
					Ratification of appointment of independent registered public accounting firm.	M	Y	For	For

STT	857477103	State Street Corp.	02/25/05	04/20/05	Election of Directors.	M	Y	For	For
					To ratify the selection of Ernst & Young, LLP as the company's independent registered public accounting firm for 2005.	M	Y	For	For

STI	867914103	SunTrust Banks, Inc.	02/28/05	04/19/05	Election of Directors.	M	Y	For	For
					Proposal to ratify the appointment of PriceWaterhouseCoopers, LLP as independent auditors for 2005.	M	Y	For	For
					Proposal to approve the material terms of the performance goals for the Suntrust Banks, Inc. management incentive plan.	M	Y	For	For
					Proposal to approve the material terms of the performance goals for the Suntrust Banks, Inc. performance unit plan.	M	Y	For	For

TXN	882508104	Texas Instruments, Inc.	02/22/05	04/21/05	Election of Directors.	M	Y	For	For
					Board proposal to ratify the appointment of Ernst & Young, LLP as the company's independent registered public accounting firm for 2005.	M	Y	For	For
					Board proposal to approve the TI employees 2005 stock purchase plan.	M	Y	For	For

					Board proposal to reapprove the material terms of the performance goals under the Texas Instruments, Inc. 2000 long-term incentive plan.	M	Y	For	For

TJX	872540109	The TJX Companies, Inc.	04/18/05	06/07/05	Election of Directors.	M	Y	For	For
					Ratification of appointment of PriceWaterhouseCoopers, LLP.	M	Y	For	For
					Amendment to Certificate of Incorporation to declassify Board of Directors.	M	Y	For	For
					Shareholder proposal regarding ILO standards Code of Conduct and independent monitoring.	S	Y	Against	For
					Shareholder proposal regarding board report on Vendor Compliance Program.	S	Y	Against	For
					Shareholder proposal regarding election of Directors by majority vote.	S	Y	For	Against

TM	892331307	Toyota Motor Corp.	03/30/05	06/23/05	Approval of proposed appropriation of retained earnings for the 101st term.	M	Y	For	Mgmt. did not recommend
					Election of 26 Directors.	M	Y	For	Mgmt. did not recommend
					Election of 1 corporate auditor.	M	Y	For	Mgmt. did not recommend
					Issue of stock acquisition rights without consideration to directors, managing officers and employees, etc., of Toyota Motor Corp. and its affiliates.	M	Y	For	Mgmt. did not recommend
					Repurchase of shares.	M	Y	For	Mgmt. did not recommend
					Award of bonus payments to retiring directors.	M	Y	For	Mgmt. did not recommend
					Amendment of the articles of incorporation (part 1) (disclosure of individual remuneration and bonus payments upon retirement, etc. of each dirctor to the shareholders).	M	Y	For	Mgmt. did not recommend

					Amendment of the articles of incorporation (part 2) (disclosure of political contributions).	M	Y	For	Mgmt. did not recommend

RIG	G90078109	Transocean, Inc.	03/17/05	05/12/05	Election of Directors.	M	Y	For	For
					Approval of the amendment of our Employee Stock Purchase Plan to increase the number of ordinary shares reserved for issuance under the plan from 2,500,000 to 3,500,000.	M	Y	For	For
					Approval of the appointment of Ernst & Young, LLP to serve as our independent registered public accounting firm.	M	Y	For	For

TYC	902124106	Tyco International, Ltd.	01/10/05	03/10/05	Election of Directors.	M	Y	For	For
					Re-appointment of Deloitte & Touche, LLP as Tyco's independent auditors and authorization for the audit committee of the board of directors to set the auditors' remuneration.	M	Y	For	For

USB	902973304	U.S. Bancorp	02/28/05	04/19/05	Election of Directors.	M	Y	For all except 01,04	Against
					Ratify selection of Ernst & Young, LLP as independent auditor for the 2005 fiscal year.	M	Y	For	For
					Amend certificate of incorporation to eliminate super-majority voting.	M	Y	For	For
					Shareholder proposal - performance vesting shares.	S	Y	For	Against
					Shareholder proposal - prohibition on tax and non-audit work by independent auditors.	S	Y	Against	For

UNP	907818108	Union Pacific Corp.	02/25/05	05/05/05	Election of Directors.	M	Y	For	For

					Adopt the Union Pacific Corp. executive incentive plan.	M	Y	For	For
					Ratify appointment of Deloitte & Touche as independent auditors.	M	Y	For	For
					Shareholder proposal regarding a restricted share grant program.	S	Y	Against	For

VOD	92857W100	Vodafone Group, PLC	06/11/04	07/27/04	To receive the report of the directors and financial statements.	M	Y	For	Mgmt. did not recommend
					To approve the remuneration report.	M	Y	For	Mgmt. did not recommend
					To re-elect Peter Bamford as a director.	M	Y	For	Mgmt. did not recommend
					To re-elect Julian Horn-Smith as a director.	M	Y	For	Mgmt. did not recommend
					To re-elect Sir David Scholey as a director.	M	Y	For	Mgmt. did not recommend
					To elect Luc Vandevelde as a director.	M	Y	For	Mgmt. did not recommend
					To approve a final dividend of 1.07800 pence per ordinary share.	M	Y	For	Mgmt. did not recommend
					To re-appoint Deloitte & Touche, LLP as auditors.	M	Y	For	Mgmt. did not recommend
					To authorize the audit committee to determine the auditors' remuneration.	M	Y	For	Mgmt. did not recommend
					To authorize donations under the political parties, elections and Referendums Act 2000.	M	Y	For	Mgmt. did not recommend
					To renew authority to allot shares under Article 16.2 of the Company's Articles of Association.	M	Y	For	Mgmt. did not recommend
					To renew authority to disapply pre-emption rights under Article 16.3 of the Company's Articles of Association.	M	Y	For	Mgmt. did not recommend
					To authorize the Company's purchase of its own shares.	M	Y	For	Mgmt. did not recommend
					To authorize the Company's pruchase of its own shares pursuant to contingent purchase contracts and off-market purchases.	M	N	Abstain	Mgmt. did not recommend

LARGE-CAP FUND

A	00846U101	Agilent Technologies, Inc.	01/30/05	03/01/05	Election of Directors.	M	Y	For	For
					The ratification of the audit and finance committee's appointment of PriceWaterhouseCoopers, LLP as Agilent's independent registered public accounting firm.	M	Y	For	For
					The approval of the amended and restated Agilent Technologies, Inc. performance-based compensation plan for covered employees.	M	Y	For	For

BUD	035229103	Anheuser-Busch Cos., Inc.	02/28/05	04/27/05	Election of Directors.	M	Y	For	For
					Approve the officer bonus plan, as amended.	M	Y	For	For
					Approve the 1998 incentive stock plan, as amended.	M	Y	For	For
					Approval of independent registered public accounting firm.	M	Y	For	For

BAC	060505104	Bank of America Corp.	03/04/05	04/27/05	Election of Directors.	M	Y	For	For
					Ratification of independent public accountants	M	Y	For	For
					Stockholder proposal - Political contributions	S	Y	Against	For
					Stockholder proposal - Nomination of Directors.	S	Y	Against	For

BP	055622104	BP, PLC	02/18/05	04/14/05	Election of Directors.	M	Y	For	For
					To re-appoint Ernst & Young, LLP as auditors and authorize the board to set their remuneration.	M	Y	For	For

					To give authority to allot shares up to a specified amount.	M	Y	For	For
					Special resolution - to give authority to allot a limited number of shares for cash without making an offer to shareholders.	M	Y	For	For
					Special resolution - to give limited authority for the purchase of its own shares by the Company.	M	Y	For	For
					To approve the Directors' remuneration report.	M	Y	For	For
					To approve the renewal of Executive Directors' incentive plan.	M	Y	For	For
					To receive the Directors' annual report and the accounts.	M	Y	For	For

C	172967101	Citigroup, Inc.	02/25/05	04/19/05	Election of Directors.	M	Y	For	For
					Proposal to ratify the selection of KPMG, LLP as Citigroup's independent registered public accounting firm for 2005.	M	Y	For	For
					Proposal to approve the Amended and Restated Citigroup 1999 Stock Incentive Plan.	M	Y	For	For
					Stockholder proposal requesting a curb on executive compensation, no future stock option grants, and no renewals or extensions of option plans.	S	Y	Against	For
					Stockholder proposal requesting a report on political contributions.	S	Y	Against	For
					Stockholder proposal requesting that the Chairman of the Board have no management duties, titles or responsibilities.	S	Y	For	Against

Stockholder proposal requesting that CEO compensation be limited to no more than 100 times the average compensation paid to the Company's non-managerial workers unless prior stockholder approval is granted.

						S	Y	Against	For

					Stockholder proposal requesting election of Director nominees by a majority of votes cast.	S	Y	For	Against
					Stockholder proposal requesting a By-Law amendment prohibiting the payment of non-deductible compensation to any Officer unless prior stockholder approval is granted.	S	Y	Against	For
					Stockholder proposal requesting that a simple majority vote apply on each issue that can be subject to a shareholder vote.	S	Y	For	Against

CMCSA	20030N101	Comcast Corp.	03/24/05	06/01/05	Election of Directors.	M	Y	For	For
					Independent auditors.	M	Y	For	For
					2002 restricted stock plan.	M	Y	For	For
					Disclose political contributions.	M	Y	Against	For
					Require that the chairman of the board not have managerial responsibilities.	M	Y	For	Against
					Eliminate shareholder rights plan unless shareholder approval is received.	M	Y	For	Against
					Adopt a recapitalization plan.	M	Y	For	Against

CVS	126650100	CVS Corp.	03/15/05	05/12/05	Election of Directors.	M	Y	For	For
					Proposal to ratify the appointment of KPMG, LLP as CVS' independent registered public accounting firm for the fiscal year ending December 31, 2005.	M	Y	For	For
					Stockholder proposal regarding election of directors.	S	Y	For	Against
					Stockholder proposal regarding performance and time-based restricted shares.	S	Y	Against	For
					Stockholder proposal regarding non-deductible executive compensation	S	Y	Against	For

D	25746U109	Dominion Resources, Inc.	02/25/05	04/22/05	Election of Directors.	M	Y	For	For
					Approve the adoption of the non-employee Directors compensation plan.	M	Y	For	For

					Approve the adoption of the 2005 incentive compensation plan.	M	Y	For	For
					Ratify the appointment of independent auditors for the 2005 financial statements.	M	Y	For	For
					Shareholder proposal.	S	Y	Against	For

FSL B	35687M206	Freescale Semiconductor, Inc.	03/01/05	04/29/05	Election of Directors.	M	Y	For	For
					To approve amendments to our Amended and Restated Certificate of Incorporation.	M	Y	For	For
					To approve amendments to our Amended and Restated By-Laws.	M	Y	For	For
					To approve our Omnibus Incentive Plan of 2005.	M	Y	For	For
					To ratify the appointment of the independent registered public accounting firm of KPMG, LLP, our independent auditors, for fiscal 2005.	M	Y	For	For

GE	369604103	General Electric Co.	02/28/05	04/27/05	Election of Directors.	M	Y	For	For
					Ratification of selection of independent auditor.	M	Y	For	For
					Cumulative voting.	S	Y	Against	For
					Report on nuclear risk.	S	Y	Against	For
					Report on PCB clean-up costs.	S	Y	Against	For
					Curb over-extended Directors.	S	Y	Against	For
					Report on sustainability.	S	Y	Against	For
					Disclose political contributions.	S	Y	Against	For
					Animal testing.	S	Y	Against	For

GIS	370334104	General Mills, Inc.	07/29/04	09/27/04	Election of Directors.	M	Y	For	For
					Approval of appointment of KPMG, LLP as independent auditor.	M	Y	For	For

					Approval of amendments to the Company's by-laws.	M	Y	For	For

HIG	416515104	The Hartford Financial Services Group, Inc.	03/22/05	05/18/05	Election of Directors.	M	Y	For	For
					Ratification of the appointment of Deloitte & Touche, LLP as independent auditors of the Company for the fiscal year ending December 31, 2005.	M	Y	For	For
					Approval of the Hartford 2005 Incentive Stock Plan.	M	Y	For	For
					Approval of material terms of Executive Officer performance goals for Incentive Awards.	M	Y	For	For

HD	437076102	The Home Depot, Inc.	03/28/05	05/26/05	Election of Directors.	M	Y	For	For
					Company proposal to ratify the appointment of KPMG, LLP as independent registered public accounting firm for fiscal 2005.	M	Y	For	For
					Company proposal to amend the sixth article of the Company's Certificate of Incorporation.	M	Y	Against	Against
					Company proposal to approve the Home Depot, Inc. 2005 Omnibus Stock Incentive Plan.	M	Y	For	For
					Stockholder proposal regarding employment diversity report disclosure.	S	Y	Against	For
					Stockholder proposal regarding method of voting.	S	Y	For	Against
					Stockholder proposal regarding non-deductible compensation.	S	Y	Against	For
					Stockholder proposal regarding future severance agreements.	S	Y	For	Against

					Stockholder proposal regarding performance and time-based restricted shares.	S	Y	Against	For
					Stockholder proposal regarding performance-based options.	S	Y	For	Against
					Stockholder proposal regarding political nonpartisanship.	S	Y	Against	For

IBM	459200101	International Business Machine	02/25/05	04/26/05	Election of Directors.	M	Y	For	For
					Ratification of appointment of independent registered public accounting firm.	M	Y	For	For
					Stockholder proposal on cumulative voting.	S	Y	Against	For
					Stockholder proposal on pension and retirement medical.	S	Y	Against	For
					Stockholder proposal on executive compensation.	S	Y	For	Against
					Stockholder proposal on expensing stock options.	S	Y	Against	For
					Stockholder proposal on disclosure of executive compensation.	S	Y	Against	For
					Stockholder proposal on offshoring.	S	Y	Against	For

KR	501044101	The Kroger Co.	04/25/05	06/23/05	Election of Directors.	M	Y	Withhold all nominees	Against
					Approval of 2005 long-term incentive plan.	M	Y	For	For
					Approval of PriceWaterhouseCoopers, LLP as auditors.	M	Y	For	For
					Approve shareholder proposal, if properly presented, to amend regulations to eliminate the super-majority shareholder approval requirement.	S	Y	For	Against
					Approve shareholder proposal, if properly presented, to recommend feasibility report on suppliers' controlled-atmosphere killing of chickens.	S	Y	Against	For

					Approve shareholder proposal, if properly presented, to recommend shareholder approval of severance agreements.	S	Y	For	Against

MMC	571748102	Marsh & Mc Lennan Cos., Inc.	03/21/05	05/19/05	Election of Directors.	M	Y	For all except 02	Against
					Ratification of selection of independent registered public accounting firm.	M	Y	For	For
					Proposal to approve the amendment of MMC's equity compensation plans to permit an exchange of certain options.	M	Y	For	For
					Stockholder Proposal: CEO compensation.	S	Y	Against	For
					Stockholder Proposal: Stock Option Policy.	S	Y	For	Against
					Stockholder Proposal: Director election voting standard.	S	Y	For	Against

JPM	46625H100	JP Morgan Chase & Co.	03/22/05	05/17/05	Election of Directors.	M	Y	For	For
					Appointment of independent registered public accounting firm.	M	Y	For	For
					Approval of 2005 long-term Incentive Plan.	M	Y	Against	Against
					Director term limits.	M	Y	Against	For
					Separation of Chairman and CEO.	M	Y	For	Against
					Competitive pay.	M	Y	Against	For
					Recoup unearned management bonuses.	M	Y	For	Against

MWD	617446448	Morgan Stanley	01/14/05	03/15/05	Election of Directors.	M	Y	For	For
					To ratify the appointment of Deloitte & Touche, LLP as independent auditors.	M	Y	For	For
					To amend the Certificate of Incorporation to institute annual election of Directors.	M	Y	For	For
					Shareholder proposal to limit CEO compensation.	S	Y	Against	For

MOT	620076109	Motorola, Inc.	03/04/05	05/02/05	Election of Directors.	M	Y	For	For

					Shareholder Proposal Re: Non-deductible executive compensation.	S	Y	Against	For
					Shareholder Proposal Re: Director election by majority vote.	S	Y	For	Against

NSC	655844108	Norfolk Southern Corp.	03/07/05	05/12/05	Election of Directors.	M	Y	For	For
					Ratification of the appointment of KPMG, LLP, independent reistered public accounting firm, as auditors.	M	Y	For	For
					Approval of the Norfolk Southern Corporation's long-term incentive plan, as amended.	M	Y	For	For
					Approval of the Norfolk Southern Corporation's executive management incentive plan, as amended.	M	Y	For	For

NFB	659424105	North Fork Bancorporation, Inc.	03/04/05	05/03/05	Election of Directors.	M	Y	For	For
					Amendment of certificate of incorporation to increase authorized shares of common stock from 500 million shares to 1 billion shares.	M	Y	For	For
					Ratification of KPMG, LLP as the company's independent auditor for fiscal year 2005.	M	Y	For	For

PFE	717081103	Pfizer, Inc.	03/02/05	04/28/05	Election of Directors.	M	Y	For	For
					A proposal to ratify the appointment of KPMG, LLP as independent registered public accounting firm for 2005.	M	Y	For	For
					Shareholder proposal relating to term limits for directors.	S	Y	Against	For
					Shareholder proposal requesting a report on increasing access to Pfizer products.	S	Y	Against	For

					Shareholder proposal relating to importation of prescription drugs.	S	Y	Against	For
					Shareholder proposal relating to political contributions.	S	Y	Against	For
					Shareholder proposal relating to product availability in Canada.	S	Y	Against	For
					Shareholder proposal relating to the separation of the roles of Chairman and CEO and access to pharmaceutical products.	S	Y	For	Against

SWY	786514208	Safeway, Inc.	03/28/05	05/25/05	Election of Directors.	M	Y	For	For
					Appointment of Deloitte & Touche, LLP as independent auditors for fiscal year 2005.	M	Y	For	For
					Stockholder proposal requesting cumulative voting.	S	Y	For	Against
					Stockholder proposal requesting the sale of Safeway, Inc. to the highest bidder.	S	Y	Against	For
					Stockholder proposal requesting an independent director as chairman of the board.	S	Y	For	Against
					Stockholder proposal requesting that the company issue an annual sustainability report.	S	Y	Against	For
					Stockholder proposal requesting that 50 percent of each director's compensation be paid in restricted stock.	S	Y	Against	For
					Stockholder proposal requesting majority vote for election of directors.	S	Y	For	Against
					Stockholder proposal requesting independent board committees.	S	Y	Against	For
					Stockholder proposal requesting an office of the board of directors.	S	Y	Against	For

SHW	824348106	Sherwin-Williams Co.	02/28/05	04/20/05	Election of Directors.	M	Y	For	For
					Ratification of appointment of independent registered public accounting firm.	M	Y	For	For

STT	857477103	State Street Corp.	02/25/05	04/20/05	Election of Directors.	M	Y	For	For
					To ratify the selection of Ernst & Young, LLP as the company's independent registered public accounting firm for 2005.	M	Y	For	For

STI	867914103	SunTrust Banks, Inc.	02/28/05	04/19/05	Election of Directors.	M	Y	For	For
					Proposal to ratify the appointment of PriceWaterhouseCoopers, LLP as independent auditors for 2005.	M	Y	For	For
					Proposal to approve the material terms of the performance goals for the Suntrust Banks, Inc. management incentive plan.	M	Y	For	For
					Proposal to approve the material terms of the performance goals for the Suntrust Banks, Inc. performance unit plan.	M	Y	For	For

TXN	882508104	Texas Instruments, Inc.	02/22/05	04/21/05	Election of Directors.	M	Y	For	For
					Board proposal to ratify the appointment of Ernst & Young, LLP as the company's independent registered public accounting firm for 2005.	M	Y	For	For
					Board proposal to approve the TI employees 2005 stock purchase plan.	M	Y	For	For
					Board proposal to reapprove the material terms of the performance goals under the Texas Instruments, Inc. 2000 long-term incentive plan.	M	Y	For	For

TJX	872540109	The TJX Companies, Inc.	04/18/05	06/07/05	Election of Directors.	M	Y	For	For
					Ratification of appointment of PriceWaterhouseCoopers, LLP.	M	Y	For	For

					Amendment to Certificate of Incorporation to declassify Board of Directors.	M	Y	For	For
					Shareholder proposal regarding ILO standards Code of Conduct and independent monitoring.	S	Y	Against	For
					Shareholder proposal regarding board report on Vendor Compliance Program.	S	Y	Against	For
					Shareholder proposal regarding election of Directors by majority vote.	S	Y	For	Against

TM	892331307	Toyota Motor Corp.	03/30/05	06/23/05	Approval of proposed appropriation of retained earnings for the 101st term.	M	Y	For	Mgmt. did not recommend
					Election of 26 Directors.	M	Y	For	Mgmt. did not recommend
					Election of 1 corporate auditor.	M	Y	For	Mgmt. did not recommend
					Issue of stock acquisition rights without consideration to directors, managing officers and employees, etc., of Toyota Motor Corp. and its affiliates.	M	Y	For	Mgmt. did not recommend
					Repurchase of shares.	M	Y	For	Mgmt. did not recommend
					Award of bonus payments to retiring directors.	M	Y	For	Mgmt. did not recommend
					Amendment of the articles of incorporation (part 1) (disclosure of individual remuneration and bonus payments upon retirement, etc. of each dirctor to the shareholders).	M	Y	For	Mgmt. did not recommend
					Amendment of the articles of incorporation (part 2) (disclosure of political contributions).	M	Y	For	Mgmt. did not recommend

RIG	G90078109	Transocean, Inc.	03/17/05	05/12/05	Election of Directors.	M	Y	For	For
					Approval of the amendment of our Employee Stock Purchase Plan to increase the number of ordinary shares reserved for issuance under the plan from 2,500,000 to 3,500,000.	M	Y	For	For

					Approval of the appointment of Ernst & Young, LLP to serve as our independent registered public accounting firm.	M	Y	For	For

TYC	902124106	Tyco International, Ltd.	01/10/05	03/10/05	Election of Directors.	M	Y	For	For
					Re-appointment of Deloitte & Touche, LLP as Tyco's independent auditors and authorization for the audit committee of the board of directors to set the auditors' remuneration.	M	Y	For	For

USB	902973304	U.S. Bancorp	02/28/05	04/19/05	Election of Directors.	M	Y	For all except 01,04	Against
					Ratify selection of Ernst & Young, LLP as independent auditor for the 2005 fiscal year.	M	Y	For	For
					Amend certificate of incorporation to eliminate super-majority voting.	M	Y	For	For
					Shareholder proposal - performance vesting shares.	S	Y	For	Against
					Shareholder proposal - prohibition on tax and non-audit work by independent auditors.	S	Y	Against	For

UNP	907818108	Union Pacific Corp.	02/25/05	05/05/05	Election of Directors.	M	Y	For	For
					Adopt the Union Pacific Corp. executive incentive plan.	M	Y	For	For
					Ratify appointment of Deloitte & Touche as independent auditors.	M	Y	For	For
					Shareholder proposal regarding a restricted share grant program.	S	Y	Against	For

VOD	92857W100	Vodafone Group, PLC	06/11/04	07/27/04	To receive the report of the directors and financial statements.	M	Y	For	Mgmt. did not recommend
					To approve the remuneration report.	M	Y	For	Mgmt. did not recommend

					To re-elect Peter Bamford as a director.	M	Y	For	Mgmt. did not recommend
					To re-elect Julian Horn-Smith as a director.	M	Y	For	Mgmt. did not recommend
					To re-elect Sir David Scholey as a director.	M	Y	For	Mgmt. did not recommend
					To elect Luc Vandevelde as a director.	M	Y	For	Mgmt. did not recommend
					To approve a final dividend of 1.07800 pence per ordinary share.	M	Y	For	Mgmt. did not recommend
					To re-appoint Deloitte & Touche, LLP as auditors.	M	Y	For	Mgmt. did not recommend
					To authorize the audit committee to determine the auditors' remuneration.	M	Y	For	Mgmt. did not recommend
					To authorize donations under the political parties, elections and Referendums Act 2000.	M	Y	For	Mgmt. did not recommend
					To renew authority to allot shares under Article 16.2 of the Company's Articles of Association.	M	Y	For	Mgmt. did not recommend
					To renew authority to disapply pre-emption rights under Article 16.3 of the Company's Articles of Association.	M	Y	For	Mgmt. did not recommend
					To authorize the Company's purchase of its own shares.	M	Y	For	Mgmt. did not recommend
					To authorize the Company's pruchase of its own shares pursuant to contingent purchase contracts and off-market purchases.	M	N	Abstain	Mgmt. did not recommend

SMALL-CAP FUND

AG	001084102	AGCO Corp.	03/11/05	04/21/05	Election of Directors.	M	Y	For	For

AAI	00949P108	Airtran Holdings, Inc.	03/31/05	05/17/05	Election of Directors.	M	Y	For	For
					To amend the Company's 2002 long-term incentive compensation plan.	M	Y	For	For

ANDW	034425108	Andrew Corp.	12/10/04	02/08/05	Election of Directors.	M	Y	For	For
					To approve the adoption of a new management incentive plan.	M	Y	For	For

					To approve the adoption of a new long-term incentive plan.	M	Y	For	For
					To ratify the appointment of Ernst & Young as independent public auditors for fiscal year 2005.	M	Y	For	For
					In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting.	M	Y	Against	Against

ADRX	034553107	Andrx Corp.	03/30/05	05/20/05	Election of Directors.	M	Y	For	For
					To ratify the selection of Ernst & Young, LLP as the independent registered public accounting firm for Andrx Corporation for the fiscal year ending December 31, 2005.	M	Y	For	For

ARDNA	039762109	Arden Group, Inc.	05/04/05	06/22/05	Election of Directors.	M	Y	For	For
					The proposal to ratify the selection of PriceWaterhouseCoopers as an independent registered public accounting firm of the Company.	M	Y	For	For

VOXX	050757103	Audiovox Corp.	03/28/05	05/19/05	Election of Directors.	M	Y	For	For
					To ratify the appointment of Grant Thornton, LLP as our independent registered public accounting firm for the fiscal year ending November 30, 2005.	M	Y	For	For

BKUNA	06652B103	BankUnited Financial Corp.	12/03/04	01/24/05	Election of Directors.	M	Y	For	For

BKS	067774109	Barnes & Noble, Inc.	04/08/05	06/01/05	Election of Directors.	M	Y	For	For

					Ratification of the appointment of BDO Seidman, LLP, as the independent certified public accountants of the Company for the fiscal year ending January 28, 2006.	M	Y	For	For

BWS	115736100	Brown Shoe Co., Inc.	04/04/05	05/26/05	Election of Directors.	M	Y	For	For
					Approval of amendments to incentive and stock compensation plan of 2002.	M	Y	Against	Against

ELY	131193104	Callaway Golf Co.	03/24/05	05/24/05	Election of Directors.	M	Y	For	For
					Ratification of Deloitte & Touche, LLP as the Company's independent registered public accounting firm.	M	Y	For	For

CATY	149150104	Cathay General Bancorp	03/17/05	05/09/05	Election of Directors.	M	Y	For	For
					To approve the Cathay General Bancorp 2005 incentive plan.	M	Y	For	For

CPF	154760102	Central Pacific Financial Corp.	02/28/05	04/26/05	Election of Directors.	M	Y	For	For

Ratification of the appointment of independent registered public accounting firm. To ratify the appointment of KPMG, LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2005.

						M	Y	For	For

Approval of amendment to restated Articles of Incorporation of Central Pacific Financial Corp. To approve an amendment to the restated Articles of Incorporation of Central Pacific Financial Corp. To add a new article IX regarding limitation of liability

						M	Y	For	For

CDL	17285T106	Citadel Broadcasting Corp.	03/29/05	05/24/05	Election of Directors.	M	Y	For	For

To approve the amendment and restatement of the Citadel Broadcasting's 2002 long-term Incentive Plan to (1) increase the number of shares of common stock available for issuance by 5,000,000 shares, (2) limit the availability of certain types of awards and (3) make certain technical changes to the Plan in compliance with the new section 409-A

						M	Y	For	For
					To ratify the appointment of Deloitte & Touche, LLP as the Company's independent accountants for the fiscal year ending December 31, 2005.	M	Y	For	For
					To provide Farid Suleman and Randy L. Taylor with discretionary authority to act upon such other matters as may properly come before the meeting.	M	Y	Against	Against

CDE	192108108	Coeur d'Alene Mines Corp.	03/24/05	05/10/05	Election of Directors.	M	Y	For	For
					Proposal regarding approval of 2005 non-employee Directors' equity incentive plan and authorization of issuance of 500,000 shares thereunder.	M	Y	For	For

CMTL	205826209	Comtech Telecommunications Corp.	10/08/04	12/7/2004	Election of Directors.	M	Yes	For	For
					Approval of amendment to the Company's 2000 stock incentive plan.	M	Yes	For	For
					Ratification of selection of KPMG, LLP as auditors.	M	Yes	For	For

CYMI	232572107	Cymer, Inc.	03/31/05	05/19/05	Election of Directors.	M	Y	For	For

					To approve Cymer, Inc.'s 2005 equity incentive plan.	M	Y	For	For
					To ratify the selection of KPMG, LLP as the independent registered public accounting firm of Cymer, Inc. for its fiscal year ending December 31, 2005.	M	Y	For	For

EME	29084Q100	EMCOR Group, Inc.	04/20/05	06/16/05	Election of Directors.	M	Y	For	For
					Approval of 2005 management stock incentive plan.	M	Y	For	For
					Approval of 2005 stock plan for Directors.	M	Y	For	For
					Appointment of Ernst & Young, LLP as independent auditors.	M	Y	For	For

FCBP	31983B101	First Community Bancorp	04/12/05	05/25/05	Election of Directors.	M	Y	For	For
					To transact any other business as may properly come before the meeting and at any postponements or adjournments thereof.	M	Y	Against	Against

FBC	337930101	Flagstar Bancorp, Inc.	03/28/05	05/27/05	Election of Directors.	M	Y	For	For

To amend the restated Articles of Incorporation to allow an increase in the number of authorized shares common stock from 80 million shares to 150 million shares, and authorized shares of preferred stock, from 10 million shares to 25 million shares.

						M	Y	For	For
					To amend the restated Articles of Incorporation to allow an increase in the number of Directors from 11 to 15.	M	Y	For	For
					To amend the option plan to allow an increase in the number of allocated shares.	M	Y	For	For

					To set the maximum number of incentive option shares available for issuance under the option plan.	M	Y	For	For
					To amend the stock incentive plan to allow an increase in the number of allocated shares.	M	Y	For	For
					To ratify the incentive compensation plan.	M	Y	For	For

FST	346091705	Forest Oil Corp.	03/14/05	05/10/05	Election of Directors.	M	Y	For	For
					Proposal to approve an additional 175,000 shares for issuance under the 1999 employee stock purchase plan.	M	Y	For	For
					Proposal to ratify the appointment of KPMG, LLP as independent auditors for the year ending December 31, 2005.	M	Y	For	For

GTN	389375106	Gray Television, Inc.	04/01/05	05/04/05	Election of Directors.	M	Y	For	For

GMRK	402629109	Gulfmark Offshore, Inc.	04/20/05	05/19/05	Election of Directors.	M	Y	For	For
					To approve the Gulfmark Offshore, Inc. 2005 non-employee Director share incentive plan.	M	Y	For	For
					To ratify the selection of Ernst & Young, LLP as the Company's independent accountants for the fiscal year ending December 31, 2005.	M	Y	For	For

HGIC	412824104	Harleysville Group, Inc.	03/02/05	04/27/05	Election of Directors.	M	Y	For	For
					Approval of Directors' deferred stock unit plan.	M	Y	For	For
					Approval of amended and restated long-term incentive plan.	M	Y	For	For

HPC	427056106	Hercules, Inc.	04/18/05	06/16/05	Election of Directors.	M	Y	For	For
					Ratification of BDO Seidman, LLP as independent registered public accountants for 2005.	M	Y	For	For

HIBB	428565105	Hibbett Sporting Goods, Inc.	04/04/05	05/31/05	Election of Directors.	M	Y	For	For
					To adopt the Hibbett Sporting Goods, Inc. 2005 employee stock purchase plan as more fully set out under "Proposal No. 2."	M	Y	For	For
					To adopt the Hibbett Sporting Goods, Inc. 2005 Director deferred compensation plan as more fully set out under "Proposal No. 3."	M	Y	For	For
					To adopt the Hibbett Sporting Goods, Inc. 2005 equity incentive plan as more fully set out under "Proposal No. 4."	M	Y	For	For

JJSF	466032109	J & J Snack Foods Corp.	12/13/04	02/10/05	Election of Directors.	M	Y	For	For
					Approval of amendment to stock option plan.	M	Y	For	For

JJZ	469865109	Jacuzzi Brands, Inc.	12/23/04	02/10/05	Election of Directors.	M	Y	For	For
					Ratify appointment of Ernst & Young, LLP as independent registered public accounting firm for fiscal 2005.	M	Y	For	For
					Proposal I: Approval of the 2005 annual performance incentive plan.	M	Y	For	For

JDAS	46612K108	JDA Software Group, Inc.	03/31/05	05/16/05	Election of Directors.	M	Y	For	For
					Approve adoption of the JDA Software Group, Inc. 2005 performance incentive plan.	M	Y	For	For

KSWS	482686102	K-Swiss, Inc.	03/29/05	05/19/05	Election of Directors.	M	Y	For	For

					Ratification of the appointment of Grant Thornton, LLP as the independent auditor for the year ended December 31, 2005.	M	Y	For	For

MOVI	624581104	Movie Gallery, Inc.	04/18/05	06/09/05	Election of Directors.	M	Yes	For	For
					Proposal to amend the Company's 2003 stock plan to reserve an additional 3,500,000 shares under the plan.	M	Yes	For	For
					Proposal to ratify the appointment of the Company's independent registered public accounting firm.	M	Yes	For	For

NTE	629865205	Nam Tai Electronics, Inc.	04/22/05	06/06/05	Election of Directors.	M	Yes	For	For
					Approval of the selection of Deloitte Touche Tohmatsu as independent accountants of the Company for the year ending December 31, 2005.	M	Yes	For	For
					Approve the amendments to the Company's 2001 Stock Option Plan in the manner set forth in Exhibit "A" attached with the notice of Annual Meeting of Shareholders dated May 3, 2005.	M	Yes	For	For

NMG A	640204202	Neiman Marcus Group, Inc.	11/17/04	01/14/05	Approval of the appointment of Deloitte & Touche, LLP as the independent auditors of the Company for the current fiscal year.	M	Yes	For	For
					Approval of the Neiman Marcus Group, Inc. 2005 stock incentive plan.	M	Yes	For	For
					Approval of shareholder proposal concerning cumulative voting.	S	Yes	Against	For

NUS	67018T105	Nu Skin Enterprises, Inc.	03/29/05	05/10/05	Election of Directors.	M	Y	For	For

					To ratify the selection of PriceWaterhouseCoopers, LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2005.	M	Y	For	For

OKE	682680103	Oneok, Inc.	03/23/05	05/19/05	Election of Directors.	M	Y	For	For
					To approve the Oneok, Inc. equity compensation plan.	M	Y	For	For
					To approve an amendment to the Oneok, Inc. employee stock purchase plan.	M	Y	For	For
					To ratify the selection of KPMG, LLP as independent auditor of the Corporation for the 2005 fiscal year.	M	Y	For	For

OTTR	689648103	Otter Tail Corp.	02/15/05	04/11/05	Election of Directors.	M	Y	For	For
					Ratification of Deloitte & Touche, LLP as our independent registered public accounting firm.	M	Y	For	For

GLT	377316104	P.H. Glatfelter Co.	03/02/05	04/27/05	Election of Directors.	M	Y	For	For
					Approval of Company's proposed 2005 Management incentive plan, as described in summary in the accompanying Proxy statement and included as Appendix C to the Proxy statement.	M	Y	For	For
					Approval of Company's proposed 2005 long-term incentive plan, as described in summary in the accompanying Proxy statement and included as Appendix B to the Proxy statement.	M	Y	For	For

PLAB	719405102	Photronics, Inc.	02/10/05	03/22/05	Election of Directors.	M	Y	For	For

					To ratify the selection of Deloitte & Touche, LLP as independent registered public accounting firm for the fiscal year ending October 30, 2005.	M	Y	For	For

PYX	72813P100	Playtex Products, Inc.	03/24/05	05/16/05	Election of Directors.	M	Y	For	For
					The ratification of the selection of KPMG, LLP as the Company's independent registered public accounting firm for the fiscal year 2005.	M	Y	For	For
					Approval of the Company's incentive bonus plan.	M	Y	For	For
					Approval of the Company's stock award plan.	M	Y	Against	Against

POP	732827100	Pope & Talbot, Inc.	03/17/05	05/05/05	Election of Directors.	M	Y	For	For
					The proposal to amend the Company's restated Certificate of Incorporation to increase the number of authorized shares of common stock from 20 million to 30 million.	M	Y	For	For

The proposal to approve amendments of the Company's Employee Stock Option plan to authorize 750,000 additional shares of common stock for issuance under the plan, to re-name the Plan, and to make certain other amendments to the Plan.

						M	Y	Against	Against
					The proposal to ratify the selection of KPMG, LLP to continue as the Company's independent registered public accounting firm for the year 2005.	M	Y	For	For

QLGC	747277101	Q-Logic Corp.	07/02/04	08/24/04	Election of Directors.	M	Y	For	For
					Ratification of appointment of KPMG, LLP as independent auditors.	M	Y	For	For

ZQK	74838C106	Quiksilver, Inc.	02/04/05	03/24/05	Election of Directors.	M	Y	For all except 07	Against
					Approval of the amendment of the Company's 2000 Stock Incentive Plan described in the accompanying Proxy Statement.	M	Y	For	For
					Approval of the Company's annual Incentive Plan described in the accompanying Proxy Statement.	M	Y	For	For
					Approval of the amendment of the Company's restated Certificate of Incorporation as described in the accompanying Proxy Statement.	M	Y	For	For

ROG	775133101	Rogers Corp.	03/03/05	04/28/05	Election of Directors.	M	Y	For	For
					To approve the Rogers Corp. 2005 equity compensation plan.	M	Y	For	For
					To ratify the appointment of Ernst & Young, LLP as Rogers Corporation's independent registered public accounting firm for the fiscal year ending January 1, 2006.	M	Y	For	For

RDC	779382100	Rowan Companies, Inc.	02/28/05	04/22/05	Election of Directors.	M	Y	For	For
					The approval of the 2005 Rowan Companies, Inc. long-term Incentive Plan.	M	Y	For	For

SMG	810186106	The Scotts Co.	12/01/04	01/27/05	Election of Directors.	M	Yes	For	For
					Approval of the The Scotts Company employee stock purchase plan.	M	Yes	For	For

Approval and adoption of the restructuring of the Scotts' corporate structure into a holding company by merging Scotts into a newly-created, wholly-owned, second-tier limited liability company subsidiary pursuant to the agreement and plan of merger attached to the proxy statement/prospectus and adoption of the agreement and plan of merger.

						M	Yes	For	For

SHRP	820013100	Sharper Image Corp.	04/11/05	06/06/05	Election of Directors.	M	Y	For	For
					Proposal to ratify the selection of Deloitte & Touche, LLP as the Company's independent registered accounting firm.	M	Y	For	For

SEH	847220209	Spartech Corp.	01/10/05	03/09/05	Election of Directors.	M	Y	For	For
					Ratify independent auditors.	M	Y	For	For

SLNK	847580107	SpectraLink Corp.	04/25/05	06/21/05	Election of Directors.	M	Y	For	For
					Proposal to ratify the selection of KPMG, LLP as its independent registered public accounting firm.	M	Y	For	For

SSNC	85227Q100	SS & C Technologies, Inc.	04/15/05	05/26/05	Election of Directors.	M	Y	For	For

STE	859152100	Steris Corp.	06/14/04	07/28/04	Election of Directors.	M	Yes	For	For
					Amendments to existing amended and restated regulations relating to declassification of the Board of Directors and to change the minimum and maximum number of directors.	M	Yes	For	For

					Amendments to existing amended and restated regulations to modernize the same to take advantage of recent changes to Ohio corporation law and to effect the other changes included therein.	M	Yes	For	For
					Shareholder proposal requesting an engagement process for shareholder proposal proponents.	S	Yes	Against	For

SBIB	858907108	Sterling Bancshares, Inc.	02/24/05	04/25/05	Election of Directors.	M	Yes	For	For
					Proposal to ratify the appointment of Deloitte & Touche, LLP as the Company's registered independent public accounting firm for the fiscal year ending December 31, 2005	M	Yes	For	For

SUSQ	869099101	Susquehanna Bancshares, Inc.	04/01/05	05/17/05	Election of Directors.	M	Y	For	For
					To approve Susquehanna Bancshares, Inc.'s 2005 equity compensation plan.	M	Y	For	For

SY	871130100	Sybase, Inc.	04/01/05	05/26/05	Election of Directors.	M	Y	For	For
					Approve amendments to the Sybase, Inc. amended and restated 2003 stock plan, that among other matters, increase the share reserve by 3,000,000 shares.	M	Y	For	For
					Approve a 1,600,000 increase in the share reserve of the Sybase, Inc. employee stock purchase plans.	M	Y	For	For
					Approve the Executive Leadership Team incentive plan.	M	Y	For	For
					Ratification of Ernst & Young, LLP as independent registered public accounting firm for 2005.	M	Y	For	For

TLB	874161102	The Talbots, Inc.	04/07/05	05/26/05	Election of Directors.	M	Y	For all except: 01,03,04,06,07 and 08	Against
					To approve a ten-year extension and other modifications to the restated Directors stock plan.	M	Y	Against	Against
					To ratify the appointment of Deloitte & Touche, LLP as independent registered public accountants for the 2005 fiscal year.	M	Y	For	For

TDW	886423102	Tidewater, Inc.	05/26/04	07/15/04	Election of Directors.	M	Yes	For	For
					Ratification of the selection of Deloitte & Touche, LLP as independent auditors.	M	Yes	For	For
					Stockholder proposal regarding the declassification of the Board of Directors and the annual election of all Directors.	S	Yes	Against	For

TKR	887389104	The Timken Co.	02/18/05	04/19/05	Election of Directors.	M	Yes	For	For
					Approval of the Timken Company's Senior Executive Management Performance Plan, as amended and restated as of February 1, 2005.	M	Yes	For	For

TG	894650100	Tredegar Corp.	03/07/05	04/28/05	Election of Directors.	M	Y	For	For
					Ratification of the appointment of PriceWaterhouseCoopers, LLP as independent registered public accounting firm for Tredegar Corp. for the fiscal year ending December 31, 2005.	M	Y	For	For

TGIC	895925105	Triad Guaranty, Inc.	04/01/05	05/19/05	Election of Directors.	M	Y	For	For

VSH	928298108	Vishay Intertechnology, Inc.	04/01/05	05/10/05	Election of Directors.	M	Y	For	For
					To ratify the appointment of Ernst & Young, LLP as Vishay's independent registered public accounting firm for the year ending December 31, 2005.	M	Y	For	For

WMK	948849104	Weis Markets, Inc.	02/18/05	04/05/05	Election of Directors.	M	Y	For	For
					Proposal to approve Grant Thornton, LLP as the independent registered public accounting firm of the Corporation for the current fiscal year.	M	Y	For	For

Dean International Fund
			Shareholder	Description of the	Matter Proposed By:	Vote:		Fund Cast its Vote
Ticker & Exch Code	Sedol	Name	Meeting	Matter Voted On	Mgt (M)	Yes (Y) or	For, Against,	For Management or
			Date		S/H (S)	No (N)	Abstain, or Take no action	Against Management
dg fp	4818083	Vinci	28-Apr-05

Ordinary Business 1 Accept Consolidated Financial Statements and Statutory Reports 2 Approve Financial Statements and Discharge Directors
3 Approve Allocation of Income and Dividends of EUR 1.2 per Share
4 Approve Special Auditors' Report Regarding Related-Party Transactions
5 Reelect Patrick Faure as Director
6 Reelect Bernard Huvelin as Director
7 Confirm Name Change of Auditor to Deloitte & Associes
8 Authorize Repurchase of Up to Ten Percent of Issued Share Capital Special Business
9 Approve Reduction in Share Capital via Cancellation of Repurchased Shares
10 Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 400 Million
11 Authorize Issuance of Convertible Bonds with Preemptive Rights
12 Authorize Issuance of Convertible Bonds without Preemptive Rights
13 Authorize Board to Increase Capital in the Event of Demand Exceeding Amounts Proposed in Issuance Authorities
14 Authorize Capital Increase of Up to Ten Percent for Future Acquisitions
15 Approve Stock Option Plan Grants
16 Approve Capital Increase Reserved for Employees Participating in Savings-Related Share Purchase Plan
17 Approve Capital Increase Reserved for Employees of Vinci International Subsidiaries Participating in Savings-Related Share Purchase Plan
18 Authorize up to Ten Percent of Issued Capital for Use in Restricted Stock Plan
19 Approve 2-for-1 Stock Split and Reduce Par Value from EUR 10 to EUR 5; Amend Articles 6 and 11 Accordingly
20 Authorize Issuance of Securities Convertible into Debt
21 Amend Article 11 to Reduce Board Term From Six to Four Years 22 Authorize Filing of Required Documents/Other Formalities

					M		TNA	N/A
uob sp	6916781	United Overseas Bank	24-Jun-05

1 Approve Distribution of Between a Minimum of 153.7 Million and a Maximum of 153.8 Million Ordinary Shares in the Capital of United Overseas Land Ltd. Held by United Overseas Bank Ltd. by Way of a Dividend in Specie

					M		VF	VIF of Management

uob sp	6916781	United Overseas Bank	27-Apr-05	1 Authorize Share Repurchase Program	M	VF	VIF of Management
uob sp	6916781	United Overseas Bank	27-Apr-05

1 Adopt Financial Statements and Directors' and Auditors' Reports for the Year Ended December 31, 2004
2 Declare Final Dividend of SGD 0.40 Per Share
3 Approve Directors' Fees SGD 600,000 for 2004 (2003: SGD 618,750)
4 Reappoint Ernst & Young as Auditors and Authorize Board to Fix Their Remuneration
5 Reelect Wong Meng Meng as Director
6 Reelect Tan Kok Quan as Director
7 Reelect Ngiam Tong Dow as Director
8 Reelect Wee Cho Yaw as Director
9 Approve Issuance of Shares and Grant of Options Pursuant to the UOB 1999 Share Option Scheme
10 Approve Issuance of Shares without Preemptive Rights

					M	VF	VIF of Management
uc im	4232445	Unicredito Italiano SpA	30-Apr-05

Ordinary Business
1 Accept Financial Statements, Consolidated Accounts, and Statutory Reports
2 Approve Allocation of Income
3 Fix Number of Directors on the Board; Elect Directors for a Three-Year Term 2005-2007
4 Approve Directors' and Executive Commitee Members' Annual Remuneration
5 Approve Adherence of the Company to the European Economic Interest Grouping (EEIG) named 'Global Development' (or 'Sviluppo Globale')
6 Approve Company's Adoption of Costs Relative to the Remuneration of the Saving Shareholders' Representative
Special Business
1 Approve Acquisition of Banca dell'Umbria 1462 Spa and of Cassa di Risparmio Carpi Spa; Amend Bylaws Accordingly

					M	TNA	N/A

ubsn vx	7126114	UBS AG	21-Apr-05

1 Accept Financial Statements and Statutory Reports

2 Approve Allocation of Income and Dividends of CHF 3.00 per Share

3 Approve Discharge of Board and Senior Management

4.1.1 Reelect Marcel Ospel as Director

4.1.2 Reelect Lawrence Weinbach as Director

4.2.1 Elect Marco Suter as Director

4.2.2 Elect Peter Voser as Director

4.3 Ratify Ernst & Young Ltd. as Auditors

5.1 Approve CHF 31.9 Million Reduction in Share Capital via Cancellation of Repurchased Shares

5.2 Authorize Repurchase of Issued Share Capital

				M	TNA	N/A
tnt na	5481558	TPG NV	7-Apr-05

1 Open Meeting
2 Receive Report of Management Board
3 Discussion on Annual Report 2004 and Supervisory Board's Report 4 Discussion about Company's Corporate Governance Report 5a Approve Financial Statements and Statutory Reports 5b Approve Total Dividend of EUR 0.57 Per Ordinary Share 5c Approve Discharge of Management Board
5d Approve Discharge of Supervisory Board
6 Approve Remuneration Report Containing Remuneration Policy for Management Board Members
7 Approve Remuneration of Supervisory Board
8 Reelect H.M. Koorstra to Management Board
9a Announce Vacancies on Supervisory Board
9b Opportunity to Recommend Persons for Appointment to Supervisory Board
9c Announcement by Supervisory Board of J.H.M. Hommen, G. Monnas, and S. Levy Nominated for Appointment
9d Elect J.H.M. Hommen, G. Monnas, and S. Levy to Supervisory Board
9e Announce Expected Vacancies on Supervisory Board in 2006
10a Grant Board Authority to Issue Ordinary Shares Up to 10 Percent of Issued Share Capital (20 Percent in Connection with Merger or Acquisition)
10b Authorize Board to Restrict/Exclude Preemptive Rights from Issuance Under Item 10a
11 Authorize Repurchase of Up to Ten Percent of Issued Share Capital
12 Approve Reduction of Share Capital via Cancellation of 20.7 Million Ordinary Shares
13 Amend Articles in Respect to Amendments to Book 2 of Dutch Civil Code in Connection with Adjustment to Large Companies Regime Act; Change Company Name to TNT N.V; Approve Technical Amendments
14 Allow Questions
15 Close Meeting

				M	TNA	N/A

fp fp	4905413	Total S.A.	17-May-05

Ordinary Business
1 Approve Financial Statements and Statutory Reports
2 Accept Consolidated Financial Statements and Statutory Reports
3 Approve Allocation of Income and Dividends of EUR 5.40 per Share of which EUR 3.00 Remains to be Distributed
4 Approve Special Auditors' Report Regarding Related-Party Transactions
5 Authorize Repurchase of Up to 24.4 Million Shares 6 Reelect Paul Desmarais Jr as Director
7 Reelect Bertrand Jacquillat as Director
8 Reelect Maurice Lippens as Director
9 Elect Lord Levene of Portsoken KBE as Director
Special Business
10 Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 4 Billion
11 Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 1.8 Billion
12 Approve Capital Increase Reserved for Employees Participating in Savings-Related Share Purchase Plan
13 Authorize Up to One Percent of Issued Capital for Use in Restricted Stock Plan Shareholder Proposals
A Shareholder Proposal: Authorize Up to One Percent of Issued Capital for Use in Restricted Stock Plan

				M	TNA	N/A

tsco ln	884709	Tesco Plc	24-Jun-05

1 Accept Financial Statements and Statutory Reports

2 Approve Remuneration Report

3 Approve Final Dividend of 5.27 Pence Per Ordinary Share

4 Re-elect Rodney Chase as Director

5 Re-elect Sir Terry Leahy as Director

6 Re-elect Tim Mason as Director

7 Re-elect David Potts as Director

8 Elect Karen Cook as Director

9 Elect Carolyn McCall as Director

10 Reappoint PricewaterhouseCooopers LLP as Auditors of the Company
11 Authorise Board to Fix Remuneration of the Auditors

12 Approve Increase in Authorised Capital from GBP 530,000,000 to GBP 535,000,000 13 Approve Scrip Dividend Program

14 Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 129,200,000

15 Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 19,470,000

16 Authorise 778,700,000 Ordinary Shares for Market Purchase

17 Authorise the Company to Make EU Political Organisation Donations up to GBP 100,000 and to Incur EU Political Expenditure up to GBP 100,000

18 Authorise Tesco Stores Ltd. to Make EU Political Organisation Donations up to GBP 100,000 and Incur EU Political Expenditure up to GBP 100,000

19 Authorise Tesco Ireland Ltd. to Make EU Political Organisation Donations up to GBP 25,000 and Incur EU Political Expenditure up to GBP 25,000

20 Authorise Tesco Vin Plus S.A. to Make EU Political Organisation Donations up to GBP 25,000 and Incur EU Political Expenditure up to GBP 25,000

21 Authorise Tesco Stores CR a.s. to Make EU Political Organisation Donations up to GBP 25,000 and Incur EU Political Expenditure up to GBP 25,000

22 Authorise Tesco Stores SR a.s. to Make EU Political Organisation Donations up to GBP 25,000 and Incur EU Political Expenditure up to GBP 25,000

23 Authorise Tesco Global Rt to Make EU Political Organisation Donations up to GBP 25,000 and Incur EU Political Expenditure up to GBP 25,000

24 Authorise Tesco Polska Sp z.o.o. to Make EU Political Organisation Donations up to GBP 25,000 and Incur EU Political Expenditure up to GBP 25,000

				M	VF	VIF of Management

gle fp	5966516	Societe Generale	9-May-05

Ordinary Business
1 Approve Financial Statements and Statutory Reports
2 Approve Allocation of Income and Dividends of EUR 3.3 per Share
3 Accept Consolidated Financial Statements and Statutory Reports
4 Approve Special Auditors' Report Regarding Absence Related-Party Transactions
5 Reelect Jean Azema as Director
6 Reelect Elisabeth Lulin as Director
7 Reelect Patrick Ricard as Director
8 Authorize Repurchase of Up to Ten Percent of Issued Share Capital Special Business
9 Reduce Range of Board Size from 15 to 13 Board Members; Reduce Number of Representatives of Employee Shareholders From 3 to 2, and Allow Use of Electronic Voting for Elections of Representatives of Employee Shareholders
10 Amend Articles to Increase Shareholding Disclosure Threshold from 0.5 Percent to 1.5 Percent
11 Authorize Up to One Percent of Issued Capital for Use in Restricted Stock Plan
12 Authorize Capital Increase of Up to Ten Percent Of Issued Capital for Future Acquisitions
Shareholder Proposal
A Shareholder Proposal: Amend Articles of Association to Remove Voting Right Limitation of 15 Percent
13 Authorize Filing of Required Documents/Other Formalities

				M	TNA	N/A
sn/ ln	922320	Smith & Nephew PLC	5-May-05

1 Accept Financial Statements and Statutory Reports

2 Approve Final Dividend of 3.2 Pence Per Share

3 Approve Remuneration Report

4 Re-elect John Buchanan as Director

5 Re-elect Brian Larcombe as Director

6 Re-elect Pamela Kirby as Director

7 Reappoint Ernst & Young LLP as Auditors of the Company

8 Authorise Board to Fix Remuneration of the Auditors

9 Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 32,717,742

10 Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 5,728,869

11 Authorise 93,745,121 Ordinary Shares for Market Purchase

				M	VF	VIF of Management

ssa li	B05N809	Sistema AFK	30-Jun-05

Meeting for Holders of ADR's
1 APPROVAL OF THE COMPANY S ANNUAL REPORT AND ANNUAL ACCOUNTING STATEMENTS, INCLUDING THE PROFIT AND LOSS ACCOUNT
2 APPROVAL OF THE DISBURSEMENT OF PROFITS, THE SUM OF DIVIDENDS FOR THE YEAR 2004 AND THE MODE, FORM AND TERM OF PAYMENT THEREOF 3 APPROVAL OF THE AMOUNT AS WELL AS THE MODE, FORM AND TERM OF PAYMENT OF REMUNERATION OF THE MEMBERS OF THE BOARD OF DIRECTORS
4 APPROVAL TO FORM THE BOARD OF DIRECTORS OF THE COMPANY THAT SHALL CONSIST OF 11 (ELEVEN) MEMBERS
5 ELECTION OF DIRECTORS. IF YOU WISH TO VOTE SELECTIVELY OR CUMULATE, PLEASE SEE ATTACHED INSTRUCTIONS
6 ELECTION OF THE FOLLOWING PERSON TO THE INTERNAL AUDIT COMMISSION: INOZEMTSEV, VJACHESLAV IVANOVICH
7 ELECTION OF THE FOLLOWING PERSON TO THE INTERNAL AUDIT COMMISSION: RUDOVA, ELENA VIKTOROVNA
8 ELECTION OF THE FOLLOWING PERSON TO THE INTERNAL AUDIT COMMISSION: SIDORENKOVA, NATALIA ANATOLIEVNA
9 Ratify Auditors
10 APPROVAL OF AMENDMENTS OF THE CLAUSE 14.8 OF THE CHARTER
11 APPROVAL TO RATIFY THE REGULATION (BY-LAWS) ON THE GENERAL MEETING OF SHAREHOLDERS

					M	VF	VIF of Management
ssa li	B05N809	Sistema AFK	29-Apr-05

Meeting for Holders of ADR's
1 RESOLUTION: Elect 4 Members to Counting Commission
2 RESOLUTION: Elect Alexander Semenov, Evgeny Tulupov, Andrey Bonsovich, Larisa Lapteva as Members of Counting Commission
3 RESOLUTION: Amend Charter: Increase in Share Capital
4 RESOLUTION: Approve Regulations on Board of Directors Re: Liability of Board of Directors

					M	VF 1-3, VA 4	VIF of Management 1-3, VA Management 4
spost sp	6609478	SINGAPORE POST LTD	30-Jun-05	1 Approve Mandate for Transactions with Related Parties 2 Authorize Share Repurchase Program	M	VF	VF Management

spost sp	6609478	SINGAPORE POST LTD	30-Jun-05

1 Adopt Financial Statements and Directors' and Auditors' Reports 2 Declare Final Dividend of SGD 0.027 Per Share

3 Reelect Tommie Goh Thiam Poh as Director

4 Reelect Lee Hsien Yang as Director

5 Reelect Phua Kok Kim as Director

6 Reelect Lau Boon Tuan as Director

7 Reelect Tan Yam Pin as Director

8 Approve Directors' Fees of SGD 323,066 for the Year Ended Mar. 31, 2005 (2004: SGD 342,012)

9 Appoint Auditors and Authorize Board to Fix Their Remuneration 10 Approve Issuance of Shares without Preemptive Rights

11 Approve Issuance of Shares and Grant of Options Pursuant to the Singapore Post Share Option Scheme

				M	VF	VF Management
1803 jp	6804400	Shimizu Corp	29-Jun-05

1 Approve Allocation of Income, Including the Following Dividends: Interim JY 2.50, Final JY 2.50, Special JY 0
2 Amend Articles to: Provide for Sale of Supplemental Shares to Odd-Lot Holders
3.1 Elect Director
3.2 Elect Director
3.3 Elect Director
3.4 Elect Director
3.5 Elect Director
3.6 Elect Director
3.7 Elect Director
3.8 Elect Director
3.9 Elect Director
4 Appoint Internal Statutory Auditor
5 Approve Retirement Bonuses for Directors and Statutory Auditor

				M	VF	VIF of Management

shel ln	803414	Shell Transport And Trading Company Plc	28-Jun-05

1 Accept Financial Statements and Statutory Reports
2 Approve Remuneration Report
3 Elect Peter Voser as Director
4 Re-elect Sir Peter Job as Director
5 Re-elect Lord Oxburgh as Director
6 Reappoint PricewaterhouseCoopers LLP as Auditors of the Company 7 Authorise Board to Fix Remuneration of the Auditors 8 Authorise 480,000,000 Ordinary Shares for Market Purchase
9 Approve Long-Term Incentive Plan
10 Approve Deferred Bonus Plan
11 Approve Restricted Share Plan

					M	VF 1,4-5,7,8,11 VA 2,9,10, VAB 3,6	VIF of Management 1,4-5,7,8,11, VA Management 2,9,10, Abstain 3,6
shel ln	803414	Shell Transport And Trading Company Plc	28-Jun-05

1 Approve Reduction in Capital by Cancelling and Extinguishing the First Preference Shares of GBP 1 Each
2 Conditional on the Passing of Resolution 1, Approve Reduction in Capital by Cancelling and Extinguishing the Second Preference Shares of GBP 1 Each
3 Approve Scheme of Arrangement;Reduce Cap. by Cancelling the Scheme Shares;Increase Cap. by Creating Such No. of Ord. Shares of 25p and 1 Dividend Access Share of 25P; Issue of Equity with Pre-emp. Rights up to the Created Ord. Shares; Amend Art. of Assoc.

					M	VF	VIF of Management
shel ln	803414	Shell Transport And Trading Company Plc	28-Jun-05	Court Meeting 1 Approve Scheme of Arrangement	M	VF	VIF of Management

9735 jp	6791591	Secom Co. Ltd	29-Jun-05

1 Approve Allocation of Income, Including the Following Dividends: Interim JY 0, Final JY 50, Special JY 0
2 Amend Articles to: Reduce Maximum Board Size
3.1 Elect Director
3.2 Elect Director
3.3 Elect Director
3.4 Elect Director
3.5 Elect Director
3.6 Elect Director
3.7 Elect Director
3.8 Elect Director
3.9 Elect Director
3.1 Elect Director
3.11 Elect Director
4 Approve Retirement Bonus for Director
5 Approve Adjustment to Aggregate Compensation Ceiling for Directors

				M	VF	VIF of Management
san fp	5671735	Sanofi-Aventis	31-May-05

1 Approve Financial Statements and Statutory Reports
2 Accept Consolidated Financial Statements and Statutory Reports 3 Approve Allocation of Income and Dividends of EUR 1.20 per Share 4 Approve Special Auditors' Report Regarding Related-Party
Transactions
5 Ratify PricewaterhouseCoopers Audit as Auditor
6 Ratify Pierre Coll as Alternate Auditor
7 Authorize Repurchase of Up to Ten Percent of Issued Share Capital 8 Cancel Outstanding Debt Issuance Authority
Special Business
9 Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 1.4 Billion; Authorize Global Limit of EUR 1.6 Billion
10 Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 840 Million
11 Authorize Capitalization of Reserves of Up to EUR 500 Million for Bonus Issue or Increase in Par Value
12 Authorize Board to Increase Capital in the Event of Demand Exceeding Amounts Proposed in Issuance Authorities Above
13 Approve Capital Increase Reserved for Employees Participating in Savings-Related Share Purchase Plan
14 Approve Stock Option Plan Grants
15 Authorize Up to 1 Percent of Issued Capital For Use in Restricted Stock Plan
16 Approve Reduction in Share Capital via Cancellation of Repurchased Shares
17 Authorize Filing of Required Documents/Other Formalities

				M	TNA	N/A

rda na	5202704	Royal Dutch Petroleum Co	28-Jun-05

1 Receive Annual Report

2 Approve Financial Statements and Statutory Reports

3.A Discuss Reserves and Dividend Policy

3.B Approve Dividends of EUR 1.79 Per Share

4.A Approve Discharge of Managing Directors

4.B Approve Discharge of Supervisory Board

5 Reelect L.R. Ricciardi to Supervisory Board

6 Authorize Repurchase of Up to Ten Percent of Issued Share Capital 7 Approve Share Cancellation

8 Discussion on Corporate Governance

9.A Discussion of Public Exchange Offer Issued by Royal Dutch Shell plc for All Ordinary Shares in Capital of Company (non-voting)

9.B Approve Implementation Agreement

10 Approve Acquisition and Cancellation of All 1,500 Priority Shares and Amend Articles to Change Board Structure into One-Tier Board

11.A Elect A.G. Jacobs as Non-Executive Board Member

11.B Elect Ch. Morin-Postel as Non-Executive Board Member

11.C Elect A.A. Loudon as Non-Executive Board Member

11.D Elect L.R. Ricciardi as Non-Executive Board Member

12 Approve Remuneration Policy for Board of Directors

13 Approve Amended Long-Term Incentive Plan

14 Approve Amended Restricted Share Plan

15 Approve Amended Deferred Bonus Plan

				M	TNA	N/A
8574 jp	6703295	Promise Co Ltd	21-Jun-05

1 Approve Allocation of Income, Including the Following Dividends: Interim JY 50, Final JY 50, Special JY 5
2 Amend Articles to: Authorize Public Announcements in Electronic Format
3.1 Elect Director
3.2 Elect Director
4.1 Appoint Internal Statutory Auditor
4.2 Appoint Internal Statutory Auditor
5 Approve Retirement Bonuses for Statutory Auditors

				M	VF	VIF of Management
nhy no	4645805	Norsk Hydro Asa	3-May-05

1 Approve Financial Statements, Allocation of Income and Dividends of NOK 20 Per Share
2 Receive Information Regarding Guidelines for Remuneration of Executive Management
3 Approve Remuneration of Auditor
4 Reelect Westye Hoeegh and Reier Soeberg as Members of Nominating Committee
Shareholder Proposals
5 Shareholder Proposal: Increase Allocation of Funds for Research & Development from 0.5 Percent to 2 Percent of Company's Turnover

				M 1-4, S 5	VF 1-4, VA 5	VIF of Management

nesn vx	7123870	Nestle SA	14-Apr-05

Management Proposals

1a Accept Financial Statements and Statutory Reports

1b Accept Consolidated Financial Statements and Statutory Reports

2 Approve Discharge of Board and Senior Management

3 Approve Allocation of Income and Dividends of CHF 8.00 per Share Shareholder Proposals Submitted by Ethos Group

4a Amend Articles of Association to Separate Position of CEO and Chairman of the Board

4b Amend Articles of Association to Reduce Board Terms from Five Years to Three Years; Approve Individual Election of Board Members

4c Amend Articles of Association to Reduce Threshold for Submitting Shareholder Proposals From CHF 1 Million to CHF 100,000
Management Proposals

5 Elect Guenter Blobel as Director

6 Ratify KPMG Klynveld Peat Marwick Goerdeler SA as Auditors

				M 1-3, 5-6 S 4	TNA	N/A
6723 jp	6635677	NEC ELECTRONICS CORP	24-Jun-05

1 Approve Allocation of Income, Including the Following Dividends: Interim JY 10, Final JY 10, Special JY 0
2.1 Elect Director
2.2 Elect Director
2.3 Elect Director
2.4 Elect Director
2.5 Elect Director
3 Approve Executive Stock Option Plan
4 Approve Retirement Bonus for Director

				M	VF	VIF of Management

8306 jp	6335171	Mitsubishi Tokyo Financial Group Inc	29-Jun-05

1 Approve Allocation of Income, Including the Following Dividends on Ordinary Shares: Interim JY 0, Final JY 6000, Special JY 0
2 Amend Articles to: Increase Authorized Preferred Share Capital - Delete References to Cancelled Preferred Shares and Add References to New Classes of Preferred Shares
3 Approve Merger Agreement with UFJ Holdings Inc.
4.1 Elect Director
4.2 Elect Director
4.3 Elect Director
4.4 Elect Director
5.1 Appoint Internal Statutory Auditor
5.2 Appoint Internal Statutory Auditor
6 Approve Retirement Bonuses for Directors and Statutory Auditors

				M	VF 1-5 VA 6	VIF of Management 1-5, VA Management 6
meo gr	5041413	Metro AG	18-May-05

1 Receive Financial Statements and Statutory Reports; Approve Allocation of Income and Dividends of EUR 1.02 per Common Share and EUR

1.12 per Preference Share

2 Approve Discharge of Management Board for Fiscal 2004

3 Approve Discharge of Supervisory Board for Fiscal 2004

4 Ratify KPMG Deutsche Treuhand-Gesellschaft AG and Fasselt & Partner as Auditors for Fiscal 2005

5 Elect Theo Siegert to the Supervisory Board

6 Authorize Share Repurchase Program and Reissuance of Repurchased Shares

7 Amend Articles Re: Calling of, Registration for, and Time Designation at Shareholder Meetings Due to Proposed Changes in German Law (Law on Company Integrity and Modernization of Shareholder Lawsuits)

				M	TNA	N/A

maxis mk	6530523	MAXIS COMMUNICATIONS BHD	23-Jun-05

1 Approve Implementation of Shareholders' Mandate for Recurrent Related Party Transactions with MEASAT Broadcast Network Systems Sdn Bhd, Multimedia Interactive Technologies Sdn Bhd and Airtime Management and Programming Sdn Bhd
2 Approve Implementation of Shareholders' Mandate for Recurrent Related Party Transactions with SRG Asia Pacific Sdn Bhd, UT Hospitality Services Sdn Bhd and BonusKad Loyalty Sdn Bhd
3 Approve Implementation of Shareholders' Mandate for Recurrent Related Party Transactions with MEASAT Satellite Systems Sdn Bhd
4 Approve Implementation of Shareholders' Mandate for Recurrent Related Party Transactions with TGV Cinemas Sdn Bhd, Pan Malaysian Pools Sdn Bhd and Tanjong City Centre Property Management Sdn Bhd
5 Approve Implementation of Shareholders' Mandate for Recurrent Related Party Transactions with Oakwood Sdn Bhd, AmProperty Trust Management Bhd, AmProperty Holdings Sdn Bhd, AmFinance Bhd, Resorts World Bhd and Genting Highlands Bhd Among Others
6 Approve Implementation of Shareholders' Mandate for Recurrent Related Party Transactions with HeiTech Padu Bhd
7 Approve Offer and Grant of Options to Jamaludin bin Ibrahim, the Chief Executive Officer and an Executive Director of Maxis Communications Bhd Pursuant to the Employee Share Option Scheme and Contract of Service

				M	VF	VIF of Management
maxis mk	6530523	MAXIS COMMUNICATIONS BHD	23-Jun-05

1 Approve Final Dividends of MYR 0.10 Per Share Tax Exempt and MYR 0.0833 Per Share Less Malaysian Income Tax at 28 Percent for the Financial Year Ended Dec. 31, 2004
2 Elect Jamaludin bin Ibrahim as Director
3 Elect Augustus Ralph Marshall as Director
4 Elect Chan Chee Beng as Director
5 Approve PricewaterhouseCoopers as Auditors and Authorize Board to Fix Their Remuneration
6 Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights in Any Amount Up to 10 Percent of Issued Share Capital

				M	VF	VIF of Management

8628 jp	6373892	MATSUI SECURITIES	26-Jun-05

1 Approve Allocation of Income, Including the Following Dividends: Interim JY 0, Final JY 42.58, Special JY 0

2 Amend Articles to: Authorize Public Announcements in Electronic Format

3.1 Elect Director

3.2 Elect Director

3.3 Elect Director

3.4 Elect Director

3.5 Elect Director

3.6 Elect Director

3.7 Elect Director

3.8 Elect Director

4 Appoint Alternate Internal Statutory Auditor

				M	VF	VIF of Management
ai fp	4011406	L'air Liquide	11-May-05

Ordinary Business
1 Approve Financial Statements and Statutory Reports
2 Accept Consolidated Financial Statements and Statutory Reports 3 Approve Allocation of Income and Dividends of EUR 3.50 per Share 4 Authorize Repurchase of Up to Ten Percent of Issued Share Capital 5 Reelect Alain Joly as Supervisory Board Member
6 Reelect Lindsay Owen-Jones as Supervisory Board Member
7 Reelect Thierry Desmarest as Supervisory Board Member
8 Elect Thierry Peugeot as Supervisory Board Member
9 Approve Special Auditors' Report Regarding Related-Party Transactions
Special Business
10 Approve Reduction in Share Capital via Cancellation of Repurchased Shares
11 Authorize Filing of Required Documents/Other Formalities

				M	TNA	N/A

9433 jp	6248990	KDDI Corporation	24-Jun-05

1 Approve Allocation of Income, Including the Following Dividends: Interim JY 2400, Interim Special JY 1000, Final JY 3500
2 Amend Articles to: Reduce Directors' Term in Office - Authorize Public Announcements in Electronic Format
3 Approve Executive Stock Option Plan
4.1 Elect Director
4.2 Elect Director
4.3 Elect Director
4.4 Elect Director
4.5 Elect Director
4.6 Elect Director
4.7 Elect Director
4.8 Elect Director
4.9 Elect Director
4.10 Elect Director
4.11 Elect Director
5 Appoint Internal Statutory Auditor

				M	VF 1-4 VA 5	VIF of Management 1-4, VA Management 5
kbc bb	4497749	KBC Groupe	28-Apr-05

Ordinary Business

1 Discuss Consolidated Financial Statements Received by Almanij SA Board

2 Discuss Auditor Reports on Almanij SA Consolidated and Non-Consolidated Financial Statements

3 Accept Almanij SA Consolidated Financial Statements

4 Accept Almanij SA Financial Statements

5 Discuss Consolidated Financial Statements Received by KBC Bancassurance Holding SA Board

6 Discuss Auditor Reports on KBC Bancassurance Holding SA Consolidated and Non-Consolidated Financial Statements

7 Receive KBC Bancassurance Holding SA. Consolidated Financial Statements
8 Accept KBC Bancassurance Holding SA Financial Statements

9 Approve Allocation of Income and Dividends of EUR 1.84 per Share

10 Approve Discharge of Almanaji SA Directors

11 Approve Discharge of KBC Bancassurance Holding SA Directors

12 Approve Discharge of Almanaji SA Auditors

13 Approve Discharge of KBC Bancassurance Holding SA Auditors

14 Reelect Luc Philips as Director

15 Approve Renumeration of Auditors of EUR 60,000 16 Authorize Repurchase of Up to Ten Percent of Issued Share Capital 17 Discuss Corporate Governance
18 Transact Other Business

				M	TNA	N/A

2914 jp	6474535	Japan Tobacco Inc	24-Jun-05

1 Approve Allocation of Income, Including the Following Dividends: Interim JY 5000, Final JY 7000, Special JY 1000
2.1 Elect Director
2.2 Elect Director
3 Appoint Internal Statutory Auditor
4 Approve Retirement Bonuses for Director and Statutory Auditor

				M	VF 1-3 VA 4	VIF of Management 1-3, VA Management 4
8953 jp	6513342	JAPAN RETAIL FUND INVESTMENT CORP	24-May-05

1 Amend Articles to: Limit Legal Liability of Executive Directors and Supervisory Directors - Amend Investment Objectives Clause
2.1 Elect Executive Director
2.2 Elect Supervisory Director
2.3 Elect Supervisory Director

				M	VF	VIF of Management
inveb ss	5679591	Investor AB	11-Apr-05

1 Elect Chairman of Meeting
2 Prepare and Approve List of Shareholders
3 Approve Agenda of Meeting
4 Designate Inspector or Shareholder Representative(s) of Minutes of Meeting
5 Acknowledge Proper Convening of Meeting
6 Receive Financial Statements and Statutory Reports 7 Receive President's Report
8 Receive Board Committee Reports
9 Accept Financial Statements and Statutory Reports
10 Approve Discharge of Board and President
11 Approve Allocation of Income and Dividends of SEK 2.25 Per Share
12 Determine Number of Members (9) and Deputy Members (0) of Board
13 Approve Remuneration of Directors in the Aggregate Amount of SEK 5.1 Million; Approve Remuneration of Auditors
14 Reelect Sune Carlsson, Sirkka Haemaelaeinen, Ulla Litzen, Haakan Mogren, Anders Scharp, Griffith Sexton, Bjoern Svedberg, Jacob Wallenberg, and Marcus Wallenberg as Directors
15 Authorize Repurchase of Up to Ten Percent of Issued Share Capital and Reissuance of Repurchased Shares
16.1 Approve Remuneration Policy And Other Terms of Employment For Executive Management
16.2 Approve Allocation of 1.4 Million Stock Options to All Employees (Excluding Certain Executives); Approve Allocation of 200,000 Stock Options and 60,000 Shares (Restricted Stock) to Certain Executives
17 Authorize Chairman of Board and Representatives of Four of Company's Largest Shareholders to Serve on Nominating Committee
18 Close Meeting

				M	VF	VIF of Management

inga na	7154182	ING Groep NV	26-Apr-05

1 Open Meeting

2a Receive Reports of Executive and Supervisory Boards

2b Discussion on Profit Retention and Distribution Policy

3a Approve Financial Statements and Statutory Reports

3b Approve Allocation of Income and Total Dividends of EUR 1.07 Per Share
4a Approve Discharge of Executive Board

4b Approve Discharge of Supervisory Board

5a Discuss and Approve Implementation of Dutch Corporate Governance Code by Company

5b Discuss Executive Board Profile

5c Discuss Supervisory Board Profile

6a Reelect Luella Gross Goldberg to Supervisory Board

6b Reelect Godfried van der Lugt to Supervisory Board

6c Elect Jan Hommen to Supervisory Board

6d Elect Christine Lagarde to Supervisory Board

7 Approve Stock Option and Incentive Stock Grants for Members of Executive Board
8a Grant Board Authority to Issue 220 Million Ordinary Shares Restricting/Excluding Preemptive Rights (Plus 220 Million Ordinary Shares in Connection with Merger)
8b Grant Board Authority to Issue 10 Million Preference B Shares in Connection with Conversion of ING Perpetuals III
9 Authorize Repurchase of Up to Ten Percent of Issued Share Capital
10 Other Business (Non-Voting)

				M	TNA	N/A
hen3 gr	5076705	Henkel KGAA	18-Apr-05

1 Receive Financial Statements and Statutory Reports
2 Approve Allocation of Income and Dividends of EUR 1.24 per Share and EUR 1.30 per Preference Share
3 Approve Discharge of Personally Liable Partners
4 Approve Discharge of Supervisory Board
5 Approve Discharge of Shareholders' Committee
6 Ratify KPMG Deutsche Treuhandgesellschaft AG as Auditors
7 Elect Simone Bagel-Trah to the Shareholders' Committee
8 Elect Friderike Bagel to the Supervisory Board
9 Authorize Share Repurchase Program and Reissuance of Repurchased Shares
10 Amend Article Re: Remuneration of Supervisory Board Members and Shareholder Committee

				M	TNA	N/A

gsk ln	925288	GlaxoSmithKline PLC	25-May-05

1 Accept Financial Statements and Statutory Reports
2 Approve Remuneration Report
3 Elect Sir Christopher Gent as Director
4 Elect Sir Deryck Maughan as Director
5 Elect Julian Heslop as Director
6 Re-elect Jean-Pierre Garnier as Director
7 Re-elect Sir Ian Prosser as Director
8 Re-elect Ronaldo Schmitz as Director
9 Re-elect Lucy Shapiro as Director 10 Reappoint PricewaterhouseCoopers LLP as Auditors of the Company 11 Authorise the Audit Committee to Fix Remuneration of the Auditors
12 Approve EU Political Donations up to GBP 50,000 and Incur EU Political Expenditure up to GBP 50,000
13 Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 73,301,955
14 Authorise 586,415,642 Ordinary Shares for Market Purchase
15 Amend Articles of Association Re: Shareholder Resolutions 16 Amend Articles of Association Re: Indemnification of Directors 17 Amend Articles of Association Re: Participation of a Proxy in a Meeting

				M	VF	VIF of Management

fte fp	5176177	France Telecom SA	22-Apr-05

Ordinary Business 1 Approve Financial Statements and Discharge Directors

2 Accept Consolidated Financial Statements and Statutory Reports

3 Approve Allocation of Income and Dividends of EUR 0.48 per Share

4 Approve Accounting Transfers From Long-Term Capital Gains Account to Ordinary Reserve

5 Approve Special Auditors' Report Regarding Related-Party Transactions

6 Elect Didier Lombard as Director

7 Reelect Didier Lombard as Director

8 Reelect Marcel Roulet as Director

9 Reelect Stephane Richard as Director

10 Reelect Arnaud Lagardere as Director

11 Reelect Henri Martre as Director

12 Reelect Bernard Dufau as Director

13 Reelect Jean Simonin as Director
Elect One Out of Three Candidates

14 Elect Jean-Yves Bassuel as Representative of Employee Shareholders to the Board

15 Elect Bernard Gingreau as Representative of Employee Shareholders to the Board

16 Elect Stephane Tierce as Representative of Employee Shareholders to the Board
17 Approve Remuneration of Directors in the Aggregate Amount of EUR 500,000
18 Confirm Name Change of Auditor to Deloitte & Associes

19 Authorize Repurchase of Up to Ten Percent of Issued Share Capital

20 Cancel Outstanding Authority to Issue Bonds/Debentures
Special Business
21 Amend Articles to Reflect August 2003 and June 2004 Regulations

22 Amend Articles to Reflect the Privatization of the Company

23 Amend Articles to Set Retirement Age of Chairman, CEO, and Other Executive Directors

24 Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 4 Billion

25 Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 4 Billion

26 Authorize Board to Set Issue Price for Ten Percent of Issued Capital Pursuant to Issue Authority without Preemptive Rights

27 Authorize Board to Increase Capital in the Event of Demand Exceeding Amounts Proposed in Items 24 and 25

28 Authorize Capital Increase of Up to EUR 4 Billion for Future Exchange Offers

29 Authorize Capital Increase of Up to Ten Percent of Issued Capital for Future Acquisitions

30 Authorize Issuance of Equity Upon Conversion of a Subsidiary's Equity-Linked Securities

31 Authorize Capital Increase of Up to EUR 400 Million to Participants of Orange S.A. Stock Option Plan in Connection with France Telecom Liquidity Agreement

32 Approve Restricted Stock Plan for Orange S.A. Option Holders

33 Set Global Limit for Capital Increase to Result from All Issuance Requests at EUR 8 Billion

34 Approve Issuance of Securities Convertible into Debt

35 Authorize Capitalization of Reserves of Up to EUR 2 Billion for Bonus Issue or Increase in Par Value

36 Approve Capital Increase Reserved for Employees Participating in Savings-Related Share Purchase Plan

37 Approve Reduction in Share Capital via Cancellation of Repurchased Shares
38 Authorize Filing of Required Documents/Other Formalities

				M	TNA	N/A
ebs av	5289837	Erste Bank Der Oester Spark	11-May-05

1 Receive Financial Statements and Statutory Reports
2 Approve Allocation of Income
3a Approve Discharge of Management Board
3b Approve Discharge of Supervisory Board
4 Approve Remuneration of Supervisory Board Members
5 Elect Supervisory Board Members
6 Ratify Auditors
7 Authorize Repurchase of Issued Share Capital for Trading Purposes
8 Authorize Share Repurchase Program and Reissuance of Repurchased Shares
9 Approve Stock Option Plan for Key Employees
10 Adopt New Articles of Association

				M	VF 1-8, 10 VA 9	VIF of Management 1-8, 10 VA Management 9

eni im	7145056	Eni Spa	26-May-05

Annual Meeting Agenda

1 Accept Financial Statements, Consolidated Accounts, and Statutory Reports
2 Approve Allocation of Income

3 Authorize Share Repurchase Program

4 Authorize Reissuance of Repurchased Shares To Service Stock Option Plan in Favor of Group Management

5 Fix Number of Directors

6 Set Directors' Term of Office

Elect Directors - Elect One of Two Slates (Either Item 7.1 Or Item 7.2)

7.1 Elect Directors - Slate 1 Submitted by the Ministry of Economy and Finance
7.2 Elect Directors - Slate 2 Submitted by a Group of Institutional Investors (Minority Slate)

8 Elect Chairman of the board of Directors

9 Approve Remuneration of Chairman of the Board and of Directors Appoint Internal Statutory Auditors - Elect One of Two Slates (Either Item 10.1 Or Item 10.2)

10.1 Elect Internal Statutory Auditors - Slate 1 Submitted by the Ministry of Economy and Finance

10.2 Elect Internal Statutory Auditors - Slate 1 Submitted by a Group of Institutional Investors (Minority Slate)

11 Appoint Chairman of the Internal Statutory Auditors' Board

12 Approve Remuneration of Chairman of Internal Statutory Auditors' Board and of Primary Internal Statutory Auditors

				M	TNA	N/A

enel im	7144569	ENEL SpA	26-May-05

Ordinary Business
1 Accept Financial Statements, Consolidated Accounts, and Statutory Reports
2 Approve Allocation of Income
Special Business
1 Amend Article 14.3 of the Bylaws Re: Election of the Board of Directors Via the 'Voto di Lista' System
2 Approve Capital Increase in the Maximum Amount of EUR 28.76 Million Through Issuance of Shares Pursuant to Share Option Scheme in Favor of Top Management
Ordinary Business
3 Fix Number of Directors
4 Set Directors' Term of Office
Elect One of Two Slates of Directors (Either Item 5.1 Or Item 5.2)
5.1 Elect Directors - Slate 1 Submitted by the Ministry of Economy and Finance (Majority Shareholder)
5.2 Elect Directors - Slate 2 Submitted by a Group of Institutional Investors
6 Elect Chairman of the Board of Directors
7 Approve Remuneration of Directors
8 Appoint Internal Statutory Auditors to Complete Composition of the Board
9 Elect External Auditors for the Three-Year Term 2005-2007; Fix Auditors' Remuneration

					M	TNA	N/A
eurob ga	5654316	EFG Eurobank S.A.	18-Apr-05	1 Approve Stock Option Plan for Directors and Employees of the Company and Company Subsidiaries	M	TNA	N/A
eurob ga	5654316	EFG Eurobank S.A.	5-Apr-05

1 Approve Financial Statements and Statutory Reports For Fiscal Year Ended December 31, 2004; Approve Allocation of Income

2 Approve Stock Option Plan for Directors and Employees

3 Approve Discharge Of Board and Auditors for Fiscal Year Ended December 31, 2004

4 Approve Auditors for Fiscal Year Ending Dec. 31, 2005 and Authorize Board to Fix Their Remuneration

5 Approve Remuneration of Directors

6 Authorize Share Repurchase Program

7 Authorize Board and Managers of the Company to Participate in Boards and Management of Similar Companies

					M	TNA	N/A

dde gr	5361854	DIS Deutscher Industrie Service AG	3-May-05

1 Receive Financial Statements and Statutory Reports
2 Approve Allocation of Income and Dividends of EUR 0.80 per Share
3 Approve Discharge of Management Board for Fiscal 2004
4 Approve Discharge of Supervisory Board for Fiscal 2004
5 Ratify PwC Deutsche Revision AG as Auditors for Fiscal 2005
6 Elect Martin Hennerici to the Supervisory Board
7 Authorize Share Repurchase Program and Reissuance of Repurchased Shares

				M	TNA	N/A
dpb gr	B018CX9	Deutsche Postbank AG	19-May-05

1 Receive Financial Statements and Statutory Reports 2 Approve Allocation of Income and Dividends of EUR 1.25 per Share
3 Approve Discharge of Management Board for Fiscal Year 2004
4 Approve Discharge of Supervisory Board for Fiscal Year 2004
5 Ratify PwC Deutsche Revision AG as Auditors for Fiscal Year 2005
6 Elect Joerg Asmussen to the Supervisory Board
7 Authorize Repurchase of up to Five Percent of Issued Share Capital for Trading Purposes
8 Authorize Share Repurchase Program and Reissuance of Repurchased Shares

				M	VF	VIF of Management
cht us	2885120	CHUNGHWA TELECOM	21-Jun-05

Meeting for Holders of ADR's
1 THE COMPANY S OPERATION REPORTS FOR 2004
2 THE SUPERVISORS AUDIT REPORTS ON THE COMPANY S FINANCIAL STATEMENTS FOR 2004
3 THE COMPANY S FINANCIAL STATEMENTS FOR 2003 APPROVED BY THE MINISTRY OF AUDIT OF THE REPUBLIC OF CHINA
4 THE COMPANY S PROCUREMENT OF LIABILITY INSURANCE FOR ITS DIRECTORS AND SUPERVISORS
5 THE COMPANY S ENACTMENT OF CODE OF ETHICS
6 THE COMPANY S FINANCIAL STATEMENTS FOR 2004
7 THE COMPANY S DISTRIBUTION OF EARNINGS FOR 2004
8 THE DISBURSEMENT OF REMUNERATION TO THE COMPANY S DIRECTORS AND SUPERVISORS
9 EXTRAORDINARY MOTIONS

				M	VF 1-8 VA 9	VIF of Management 1-8, VA Management 9

906 hk	B03PGR0	CHINA NETCOM GROUP CORP HONGKONG LTD	20-May-05

1 Accept Financial Statements and Statutory Reports 2 Approve Final Dividend 3a Reelect Zhang Chunjiang as Director 3b Reelect Tian Suning as Director
3c Reelect Yan Yixun as Director
3d Reelect Li Liming as Director
3e Reelect Timpson Chung Shui Ming as Director
4 Reappoint PricewaterhouseCoopers as Auditors and Authorize Board to Fix Their Remuneration
5 Approve Remuneration of Each Director at HK$250,000 Per Financial Year
6 Approve Repurchase of Up to 10 Percent of Issued Capital
7 Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights
8 Authorize Reissuance of Repurchased Shares

				M	VF	VIF of Management
cls gr	5105182	Celesio AG	29-Apr-05

1 Receive Financial Statements and Statutory Reports for Fiscal 2004
2 Approve Allocation of Income and Dividends of EUR 1.20 per Share for Fiscal 2004
3 Approve Discharge of Management Board for Fiscal 2004
4 Approve Discharge of Supervisory Board for Fiscal 2004
5 Ratify PwC Deutsche Revision AG as Auditors

				M	TNA	N/A

bp/ ln	798059	BP plc	14-Apr-05

1 Re-elect David Allen as Director
2 Re-elect Lord Browne of Madingley as Director
3 Re-elect John Bryan as Director
4 Re-elect Antony Burgmans as Director
5 Elect Iain Conn as Director
6 Re-elect Erroll Davis, Jr. as Director
7 Elect Douglas Flint as Director
8 Re-elect Byron Grote as Director
9 Re-elect Tony Hayward as Director
10 Re-elect DeAnne Julius as Director
11 Elect Sir Tom McKillop as Director
12 Re-elect John Manzoni as Director
13 Re-elect Walter Massey as Director
14 Re-elect Michael Miles as Director
15 Re-elect Sir Ian Prosser as Director
16 Re-elect Michael Wilson as Director
17 Re-elect Peter Sutherland as Director
18 Reappoint Ernst & Young LLP as Auditors and Authorise the Board to Determine Their Remuneration
19 Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of USD 1,770 Million
20 Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of USD 256 Million
21 Authorise 2.1 Billion Ordinary Shares for Market Purchase
22 Approve Remuneration Report
23 Approve Share Incentive Plan 24 Accept Financial Statements and Statutory Reports

				M	VF	VIF of Management

bnp fp	7309681	BNP Paribas SA	18-May-05

Ordinary Business

1 Accept Consolidated Financial Statements and Statutory Reports

2 Approve Financial Statements and Statutory Reports

3 Approve Allocation of Income and Dividends of EUR 2 per Share

4 Approve Special Auditors' Report Regarding Related-Party Transactions

5 Authorize Repurchase of Up to Ten Percent of Issued Share Capital

6 Reelect Jean-Francois Lepetit as Director 7 Reelect Gerhard Cromme as Director

8 Reelect Francois Grappotte as Director 9 Reelect Helene Ploix as Director 10 Reelect Baudoin Prot as Director 11 Elect Loyola De Palacio Del Valle-Lersundi as Director to Replace Jacques Friedmann 12 Approve Remuneration of Directors in the Aggregate Amount of EUR 780,000

13 Authorize Filing of Required Documents/Other Formalities Special Business 14 Approve Stock Option Plan Grants

15 Approve Restricted Stock Plan to Directors and Employees of Company and its Subsidiaries

16 Approve Reduction in Share Capital via Cancellation of Repurchased Shares
17 Approve Change In Number Of Directors Elected By Employees

18 Authorize Filing of Required Documents/Other Formalities

					M	TNA	N/A
blt ln	56650	BHP Billiton Plc	13-Jun-05	1 Authorise Appropriation of Distributable Profits of the Company for the Dividend Rectification 2 Approve Cancellation of Share Premium Account	M	VF	VIF of Management
belg bb	B00D9P6	BELGACOM SA DE DROIT PUBLIC, BRUXELLES	13-Apr-05

Special Meeting Agenda
1 Authorize Repurchase of Up to Ten Percent of Issued Share Capital 2 Amend Articles to Authorize Shareholders to Vote by Mail
3 Authorize Implementation of Approved Resolutions and Filing of Required Documents/Formalities at Trade Registry

					M	TNA	N/A
belg bb	B00D9P6	BELGACOM SA DE DROIT PUBLIC, BRUXELLES	13-Apr-05

Annual Meeting Agenda
1 Receive Directors' Reports
2 Receive Auditors' Reports
3 Acknowledge Information Received by Commission
4 Receive Consolidated Financial Statements and Statutory Reports (Non-Voting)
5 Approve Financial Statements, Allocation of Income and Dividends of EUR 1.64 per Share
6 Approve Discharge of Directors
7 Approve Discharge of Auditors
8.1 Approve Remuneration of Oren Shaffer
8.2 Approve Remuneration of Theo Dilissen
9 Transact Other Business

					M	TNA	N/A

hvm gr	4325419	Bayerische Hypo- und Vereinsbank AG	12-May-05

1 Receive Financial Statements and Statutory Reports

2 Approve Discharge of Management Board for Fiscal Year 2004

3 Approve Discharge of Supervisory Board for Fiscal Year 2004

4a Elect Max Dietrich Kley to the Supervisory Board

4b Elect Gerhard Randa to the Supervisory Board

4c Elect Diether Muenich as Alternate Member to the Supervisory Board

5 Authorize Repurchase of up to Five Percent of Issued Share Capital for Trading Purposes

6 Authorize Share Repurchase Program and Reissuance of Repurchased Shares

7 Amend Articles Re: Calling of and Registration for Shareholder Meetings due to Pending Changes in German Law (Law on Company Integrity and Modernization of Shareholder Lawsuits)

8 Amend Articles Re: Time Designation at Shareholder Meetings due to Proposed Changes in German Law (Company Integrity and Modernization of Shareholder Lawsuits Regulation)

9 Amend Corporate Purpose

10 Approve Affiliation Agreements with Subsidiaries

11 Approve Affiliation Agreements with Subsidiaries

12 Ratify KPMG Deutsche Treuhand-Gesellschaft AG as Auditors

				M	TNA	N/A
bas gr	5086577	Basf AG	28-Apr-05

1 Receive Financial Statements and Statutory Reports for Fiscal Year 2004 2 Approve Allocation of Income and Dividends of EUR 1.70 per Share 3 Approve Discharge of Supervisory Board for Fiscal Year 2004 4 Approve Discharge of Management Board for Fiscal Year 2004 5 Ratify Deloitte & Touche GmbH as Auditors for Fiscal Year 2005 6 Authorize Repurchase of up to Ten Percent of Issued Share Capital
7 Authorize Use of Financial Derivatives when Repurchasing Shares
8 Amend Articles Re: Calling of and Registration for Shareholder Meetings due to Proposed Changes in German Law (Company Integrity and Modernization of Shareholder Lawsuits Regulation)

				M	VF	VF Management
bay/f tb	6075949	Bank of Ayudhya	25-Apr-05

1 Approve Minutes of Previous AGM
2 Accept Directors' Report
3 Accept Financial Statements and Statutory Reports
4 Approve Allocation of Income and Omission of Dividends
5 Elect Directors and Fix Their Remuneration
6 Approve Auditors and Authorize Board to Fix Their Remuneration
7 Other Business

				M	VF 1-6 VA 7	VIF of Management 1-6, VA Management 7

cs fp	7088429	Axa	20-Apr-05

Ordinary Business

1 Approve Financial Statements and Statutory Reports

2 Accept Consolidated Financial Statements and Statutory Reports

3 Approve Allocation of Income and Dividends of EUR 0.61 per Share

4 Approve Accounting Transfer from Special Long-Term Capital Gains Account to Ordinary Reserve

5 Approve Special Auditors' Report Regarding Related-Party Transactions

6 Confirm Resignation and Non-Reelection of Thierry Breton as Supervisory Board Member

7 Reelect Anthony Hamilton as Supervisory Board Member

8 Reelect Henri Lachmann as Supervisory Board Member

9 Reelect Michel Pebereau as Supervisory Board Member

10 Ratify Appointment of Leo Apotheker as Supervisory Board Member 11 Elect Jacques de Chateauvieux as Supervisory Board Member

12 Elect Dominique Reiniche as Supervisory Board Member

13 Approve Remuneration of Directors in the Aggregate Amount of EUR 1 Million

14 Authorize Repurchase of Up to Ten Percent of Issued Share Capital Special Business

15 Authorize Capitalization of Reserves of Up to EUR 1 Billion for Bonus Issue or Increase in Par Value

16 Authorize Issuance of Equity or Equity-Linked Securities with Preemptive Rights up to Aggregate Nominal Amount of EUR 1.5 Billion

17 Authorize Issuance of Equity or Equity-Linked Securities without Preemptive Rights up to Aggregate Nominal Amount of EUR 1 Billion

18 Authorize Management Board to Set Issue Price for Ten Percent of Issued Capital Pursuant to Issue Authority without Preemptive Rights

19 Authorize Board to Increase Capital in the Event of Demand Exceeding Amounts Submitted to Shareholder Vote Above

20 Authorize Capital Increase of Up to EUR 1 Billion for Future Exchange Offers

21 Authorize Capital Increase of Up to Ten Percent of Issued Capital for Future Exchange Offers

22 Authorize Issuance of Equity Upon Conversion of a Subsidiary's Equity-Linked Securities

23 Approve Issuance of Securities Convertible into Debt

24 Approve Capital Increase Reserved for Employees Participating in Savings-Related Share Purchase Plan

25 Authorize Up to 0.5 Percent of Issued Capital for Use in Restricted Stock Plan
26 Approve Stock Option Plan Grants

27 Approve Reduction in Share Capital via Cancellation of Repurchased Shares

28 Amend Articles of Association Re: Definition of Related-Party Transactions

29 Amend Articles Re: Stock Option and Restricted Stock Plans

30 Authorize Filing of Required Documents/Other Formalities

				M	TNA	N/A

azn ln	989529	Astrazeneca Plc	28-Apr-05

1 Accept Financial Statements and Statutory Reports
2 Confirm First Interim Dividend of USD 0.295 Per Share and Confirm as Final Dividend the Second Interim Dividend of USD 0.645 Per Share
3 Reappoint KPMG Audit Plc as Auditors of the Company
4 Authorise Board to Fix Remuneration of the Auditors
5a Re-elect Louis Schweitzer as Director
5b Re-elect Hakan Mogren as Director
5c Re-elect Sir Tom McKillop as Director
5d Re-elect Jonathan Symonds as Director
5e Elect John Patterson as Director
5f Elect David Brennan as Director
5g Re-elect Sir Peter Bonfield as Director
5h Re-elect John Buchanan as Director
5i Re-elect Jane Henney as Director
5j Re-elect Michele Hooper as Director
5k Re-elect Joe Jimenez as Director
5l Re-elect Erna Moller as Director
5m Re-elect Dame Bridget Ogilvie as Director
5n Re-elect Marcus Wallenberg as Director
6 Approve Remuneration Report
7 Approve AstraZeneca Performance Share Plan
8 Approve EU Political Donations and EU Political Expenditure up to USD 150,000
9 Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of USD 136,488,521
10 Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of USD 20,473,278
11 Authorise up to Ten Percent of the Issued Share Capital for Market Purchase

				M	VF	VIF of Management
g im	4056719	Assicurazioni Generali Spa	28-Apr-05

Ordinary Business
1 Accept Financial Statements and Statutory Reports
2 Appoint Internal Statutory Auditors and its Chairman; Approve Remuneration of Auditors
Special Business
3 Approve Issuance of Shares Pursuant to Share Option Scheme in Favor of Chairman and co-CEOs; Approve Issuance of Shares Pursuant to Share Option Scheme in Favor of Company Employees
4 Amend Article 20.1 of the Bylaws Re: Power to Issue Non-Convertible Bonds

				M	TNA	N/A

alt sm	5444012	Altadis S.A.	28-Jun-05

1 Approve Individual and Consolidated Financial Statements, Allocation of Income and Distribution of Dividend, and Discharge Directors

2 Fix Number of Directors; Ratify and Reelect Directors

3 Approve Auditors for Company and Consolidated Group

4 Amend Articles Re: Board Composition/Election, Board Meetings, Board Representation, Executive's Committee Composition and Meetings, Creation of a Strategic, Ethic, and Corporate Governance Committee, and Creation of 'Consejero Delegado' Position

5 Approve Reduction in Capital Via Amortization of Shares; Amend Articles Accordingly

6 Authorize Repurchase of Shares

7 Authorize Issuance of Non-Convertible Bonds/Debentures or Other Debt Instruments

8 Approve Stock Option Plan for Management, Directors, and Employees 9 Authorize Board to Ratify and Execute Approved Resolutions

				M	VF	VIF of Management
alll4 bz	B014709	ALL AMERICA LATINA LOGISTICASA ALL AMERICA LAT BRASIL	1-Apr-05

Annual Meeting Agenda
1 Accept Financial Statements and Statutory Reports
2 Approve Allocation of Income and Dividends
3 Elect Board of Directors and Supervisory Board
Special Meeting Agenda
4 Amend Art. 24 of the Bylaws

				M	VIF	VIF of Management

adm ln	B02J639	ADMIRAL GROUP PLC	18-May-05

1 Accept Financial Statements and Statutory Reports
2 Approve Remuneration Report
3 Approve Final Dividend of 9.3 Pence Per Ordinary Share
4 Re-elect Alastair Lyons as Director
5 Re-elect Henry Engelhardt as Director
6 Re-elect David Stevens as Director
7 Re-elect Andrew Probert as Director
8 Re-elect Manfred Aldag as Director
9 Elect Martin Jackson as Director
10 Re-elect Keith James as Director
11 Elect John Sussens as Director
12 Reappoint KPMG Audit Plc as Auditors and Authorise the Board to Determine Their Remuneration
13 Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 86,200
14 Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 12,930
15 Authorise 12,900,000 Ordinary Shares for Market Purchase
16 Amend Articles of Association Re: Indemnification of Directors

				M	VF	VIF of Management
8572 jp	6049784	Acom Co. Ltd.	23-Jun-05

1 Approve Allocation of Income, Including the Following Dividends: Interim JY 45, Final JY 55, Special JY 0
2 Amend Articles to: Expand Business Lines
3.1 Elect Director
3.2 Elect Director
4 Approve Retirement Bonuses for Directors

				M	VF	VIF of Management
ana sm	5579107	Acciona Sa	12-May-05

1 Accept Individual and Consolidated Financial Statements and Statutory Reports for Fiscal Year 2004

2 Accept Statutory Reports; Approve Discharge of Directors

3 Approve Allocation of Income and Dividends of EUR 0.99

4 Authorize Repurchase of Shares By Company and Subsidiaries

5 Elect Management Board

6 Reelect Auditors for Company and Consolidated Group
7 Authorize Board to Ratify and Execute Approved Resolutions

				M	VF	VIF of Management

abe sm	4065663	Abertis Infraestructuras	11-Apr-05

1 Approve Individual and Consolidated Financial Statements, Allocation of Income and Dividends; Approve Discharge Directors
2 Authorize Capitalization of Reserves of EUR 82.7 Million for a 1:20 Bonus Issue; Amend Article 5 Accordingly
3 Elect Management Board Members
4 Approve Auditors for Invidual and Consolidated Group 5 Authorize Repurchase of Shares and Subsequent Cancellation
6 Authorize Issuance of Non-Covertible Bonds/Debt Instruments
7 Authorize Board to Ratify and Execute Approved Resolutions

				M	VF	VIF of Management
advanc/f tb	6412591	Advanced Info Service PCL	30-Mar-05

1 Open Meeting
2 Approve Minutes of Previous AGM
3 Accept Directors' Report
4 Accept Financial Statements and Statutory Reports
5 Approve PricewaterhouseCoopers ABAS Limited as Auditors and Authorize Board to Fix Their Remuneration
6 Approve Allocation of Income and Final Dividend of Baht 2.60 per Share
7 Elect Directors and Fix Their Remuneration
8 Approve Issuance of 9.79 Million Units of Warrants to Directors, Employees, and Advisors of the Company
9 Approve the Issuance of 9.79 Million Shares Reserved Exclusively for the Conversion of Warrants
10 Approve Issuance of Warrants to Directors, Employees and Advisors Exceeding Five Percent of the Total Issuance
11 Approve the Issuance of 620,000 Shares Reserved Exclusively for the Conversion of the ESOP Warrants Grant 1, 2, and 3
12 Other Business

				M	VF 1-11 VA 12	VIF of Management 1-11, VA Management 12

bns cn	2076281	Bank Of Nova Scotia	1-Mar-05

1.1 Elect Director Ronald A. Brenneman

1.2 Elect Director C.J. Chen

1.3 Elect Director N. Ashleigh Everett

1.4 Elect Director John C. Kerr

1.5 Elect Director Michael J.L. Kirby

1.6 Elect Director Laurent Lemaire

1.7 Elect Director John T. Mayberry

1.8 Elect Director Barbara J.Mcdougall

1.9 Elect Director Elizabeth Parr-Johnston

1.1 Elect Director Arthur R.A. Scace

1.11 Elect Director Gerald W. Schwartz

1.12 Elect Director Allan C. Shaw

1.13 Elect Director Paul D. Sobey

1.14 Elect Director Barbara S. Thomas

1.15 Elect Director Richard E. Waugh

2 Ratify PricewaterhouseCoopers LLP and KPMG LLP as Auditors

					M	VF	VIF of Management
bns cn	2076281	Bank Of Nova Scotia	1-Mar-05

3 Close Bank Subsidiaries in Tax Havens
4 Fix a Maximum Wage Ceiling for Senior Officers
5 Establish Term Limits for Directors
6 Provide for Cumulative Voting
7 Replace Executive Stock Option Plan With Restricted Share Program
8 Report on Efforts to Reduce Risk Impacts of Climate Change
9 Require At Least 75 Percent Support for Director Candidates
10 Require the Resignation of Directors Who Change Their Principal Occupation
11 Provide Fairness in Credit-Card Operating Policies

					S	VA 3-11	VIF of Management
edp pl	4103596	EDP-Energias de Portugal	31-Mar-05

1 Accept Financial Statements and Statutory Reports
2 Accept Consolidated Financial Statements and Statutory Reports
3 Approve Allocation of Income
4 Approve Discharge of Management and Supervisory Boards
5 Authorize Share Repurchase Program and Reissuance of Repurchased Shares
6 Authorize Bond Repurchase Program and Reissuance of Repurchased Bonds

					M	TNA	N/A
edp pl	4103596	EDP-Energias de Portugal (frmlyEdp-Electricidade De Portugal)	31-Jan-05	1 Elect Auditor and Alternate Auditor 2 Ratify Appointment of Board Members 3 Elect Two New Board Members	M	TNA	N/A

fmx us	2246039	Fomento Economico Mexicano S.A. (Femsa)	10-Mar-05

1 REPORT OF THE BOARD OF DIRECTORS; PRESENTATION OF THE FINANCIAL STATEMENTS OF FOMENTO ECONOMICO MEXICANO, S.A. DE C.V., FOR THE 2004 FISCAL YEAR, AND THE REPORT OF THE EXAMINER PURSUANT TO ARTICLE 172 OF THE GENERAL LAW OF COMMERCIAL COMPANIES AND THE AP
2 APPLICATION OF THE RESULTS FOR THE 2004 FISCAL YEAR, INCLUDING THE PAYMENT OF A CASH DIVIDEND, IN MEXICAN PESOS.
3 PROPOSAL TO DETERMINE THE MAXIMUM AMOUNT TO BE USED IN THE SHARE REPURCHASE PROGRAM.
4 ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS AND EXAMINERS, AND RESOLUTION WITH RESPECT TO THEIR REMUNERATION.
5 APPOINTMENT OF COMMITTEES.
6 APPOINTMENT OF DELEGATES FOR THE SHAREHOLDERS MEETING.
7 MINUTES OF THE SHAREHOLDERS MEETING

				M	VF	VIF of Management
ibe sm	4424640	Iberdrola S.A	17-Mar-05

1.1 Accept Individual and Consolidated Financial Statements

1.2 Accept Statutory Reports for Fiscal Year Ended December 31, 2004; Approve Discharge Directors

2 Approve Allocation of Income and Dividends for Fiscal Year Ended December 31, 2004

3 Authorize Issuance of Bonds/Debentures up to Aggregate Nominal Amount of EUR 5 Billion and Promisory Notes in the Amount of EUR 3 Billion

4 Authorize Repurchase of Shares and Subsequent Capital Reduction; Modify Article 5 of the Bylaws

5 Approve Listing and Delisting of Shares on Secondary Exchanges in Spain and Overseas

6 Approve Creation of Foundation

7 Reelect Auditors for Fiscal Year 2005

8 Ratify Appointment of Director

9.1 Elect Jose Ignacio Snachez Galan as Director

9.2 Elect Victor de Urrutia Vallejo as Director

9.3 Elect Ricardo Alvarez Isasi as Director

9.4 Elect Jose Ignacio Berroeta Echevarria as Director

9.5 Elect Juan Luis Arregui Ciarsolo as Director

9.6 Elect Julio de Miguel Aynat as Director

9.7 Elect Sebastian Battaner Arias as Director

10 Authorize Board to Ratify and Execute Approved Resolutions

11 Elect Members to the Board of Directors

				M	VF	VIF of Management

imt ln	0454492	Imperial Tobacco Group Plc	1-Feb-05

1 Accept Financial Statements and Statutory Reports
2 Approve Remuneration Report
3 Approve Final Dividend of 35 Pence Per Share
4 Re-elect Anthony Alexander as Director
5 Re-elect Derek Bonham as Director
6 Re-elect Gareth Davis as Director
7 Re-elect Robert Dyrbus as Director
8 Elect Susan Murray as Director
9 Reappoint PricewaterhouseCoopers LLP as Auditors of the Company
10 Authorise Board to Fix Remuneration of the Auditors
11.1 Authorise the Company to Make EU Political Donations up to Aggregate Nominal Amount of GBP 25,000 and Incur EU Political Expenditure Not Exceeding GBP 25,000
11.2 Authorise Imperial Tobacco Ltd. to Make EU Political Donations up to Aggregate Nominal Amount of GBP 25,000 and Incur EU Political Expenditure Not Exceeding GBP 25,000
11.3 Authorise Imperial Tobacco International Ltd. to Make EU Political Donations up to Aggregate Nominal Amount of GBP 25,000 and Incur EU Political Expenditure Not Exceeding GBP 25,000
11.4 Authorise Van Nelle Tabak Nederland B.V. to Make EU Political Donations up to Aggregate Nominal Amount of GBP 25,000 and Incur EU Political Expenditure Not Exceeding GBP 25,000
11.5 Authorise John Player & Sons Ltd. to Make EU Political Donations up to Aggregate Nominal Amount of GBP 25,000 and Incur EU Political Expenditure Not Exceeding GBP 25,000
11.6 Authorise Reemtsma Cigarettenfabriken GmbH to Make EU Political Donations up to Aggregate Nominal Amount of GBP 25,000 and Incur EU Political Expenditure Not Exceeding GBP 25,000
11.7 Authorise Ets L. Lacroix Fils NV/SA to Make EU Political Donations up to Aggregate Nominal Amount of GBP 25,000 and Incur EU Political Expenditure Not Exceeding GBP 25,000
12 Approve Imperial Tobacco Group International Sharesave Plan
13 Amend Imperial Tobacco Group Share Matching Scheme
14 Amend Imperial Tobacco Group Long Term Incentive Plan
15 Authorise Issuance of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 24,300,000
16 Authorise Issuance of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 3,645,000
17 Authorise 72,900,000 Shares for Market Purchase

				M	VF	VIF of Management

kbc bb	4497749	KBC Bank and Insurance Holding Company	2-Mar-05

Special Business

1 Receive Financial Statements, Annual Reports, and Auditors' Reports For Past Three Fiscal Years for Almanij and KBC Bancassurance Holding S.A.; Receive Directors' and Auditors' Reports on Merger Agreement between Almanij and KBC Bancassurance Holding S.A.

2 Receive Communication Concerning Significant Changes to the Situation of the Assets and Liabilities of each Merging Company

3 Approve Merger By Absorption of Almanij by KBC Bancassurance Holding S.A.

4 Issue 264.4 Million Shares in Connection with Acquisition

5 Authorize Cancellation of Shares Repurchased Pursuant to the Merger

6 Amend Articles/Charter to Reflect Changes in Capital

7 Change Company Name to KBC Group

8 Allow Board to Use All Outstanding Capital Authorizations in the Event of a Public Tender Offer or Share Exchange Offer

9 Amend Articles Re: Composition of Executive Committee, Interest of Executive Committee Members in Transactions, Representation of Executive Committee and Board of Directors, and Procedure for Shareholder Proposals

10 Approve Changes in Board Re: Confirm Resignations and Approve Election of Directors

11 Authorize the Board to Implement Approved Resolutions

12 Authorize Christel Haverans to File Amended Articles of Association

13 Authorize Peggy De Bock and Christel Haverans to File Required Documents/Formalities at Relevant Authorities

				M	TNA	N/A
033780 ks	6175076	KT&G Corp	18-Mar-05

1 Approve Appropriation of Income and Dividends of KRW 1600 Per Share
2 Amend Articles of Incorporation to Expand Permitted Business Objectives
3.1 Elect Two Executive Directors
3.2 Elect Three Outside Directors
4 Approve Limit on Remuneration of Directors

				M	VF	VIF of Management
033780 ks	6175076	KT&G Corp. (Formerly Korea Tobacco & Ginseng)	18-Mar-05

1 Approve Appropriation of Income and Dividends of KRW 1600 Per Share
2 Amend Articles of Incorporation to Expand Permitted Business Objectives
3.1 Elect Two Executive Directors
3.2 Elect Three Outside Directors
4 Approve Limit on Remuneration of Directors

				M	VF	VIF of Management

m1 sp	B04KJ97	Mobileone LTD	31-Mar-05

1 Adopt Financial Statements and Directors' and Auditors' Reports for the Year Ended December 31, 2004
2 Declare Final Dividend of SGD 0.058 Per Share
3 Reelect Hsuan Owyang as Director
4 Reelect Neil Montefiore as Director
5 Reelect Arthur Seet as Director
6 Reelect Teo Soon Hoe as Director
7 Reelect Michael John Grant as Director
8 Approve Directors' Fees of SGD 339,178 for the Year Ended December 31, 2004 (2003: SGD 355,000)
9 Reappoint Auditors and Authorize Board to Fix Their Remuneration
10 Approve Issuance of Shares and Grant of Options Pursuant to the MobileOne Share Option Scheme
11 Approve Issuance of Shares without Preemptive Rights
12 Authorize Share Repurchase Program

				M	VF	VIF of Management
natu3 bz	B014K55	Natura Cosmeticos SA, Sao Paulo	29-Mar-05

Annual Meeting Agenda

1 Accept Financial Statements and Statutory Reports

2 Approve Allocation of Income and Dividends

3 Elect Board of Directors

4 Approve Remuneration of Directors
Special Meeting Agenda

5 Approve Increase in the Number of Co-Chairmans of the Board to Three from Two Without Modification in the Number of Directors and Amend Art. 18
6 Amend Stock Option Plan

				M	VF	VIF of Management
8951 jp	6396800	Nippon Building Fund Inc	10-Mar-05

1 Amend Articles to: Limit Legal Liability of Executive Directors and Supervisory Directors; Permit REIT to Purchase Shares of Real Estate Management Companies
2 Elect 2 Executive Directors and 4 Supervisory Directors

				M	VF	VIF of Management
novn vx	7103065	Novartis AG	1-Mar-05

1 Accept Financial Statements and Statutory Reports
2 Approve Discharge of Board and Senior Management
3 Approve Allocation of Income and Dividends of CHF 1.05 per Share
4 Approve CHF 19 Million Reduction in Share Capital via Share Cancellation
5 Authorize Repurchase of up to Ten Percent of Issued Share Capital
6.1 Reelect Birgit Breuel as Director
6.2 Reelect Peter Burckhardt as Director
6.3 Reelect Alexandre Jetzer as Director
6.4 Reelect Pierre Landolt as Director
6.5 Reelect Ulrich Lehner as Director
7 Ratify PricewaterhouseCoopers AG as Auditors

				M	TNA	N/A

rog vx	7110388	Roche Holding Ag	28-Feb-05

1 Accept Financial Statements and Statutory Reports
2 Approve Discharge of Board and Senior Management
3 Approve Allocation of Income and Dividends of CHF 2.00 per Share
4.1 Reelect John Bell as Director
4.2 Reelect Andre Hoffmann as Director
4.3 Reelect Franz Humer as Director
5 Ratify KPMG Klynveld Peat Marwick Goerdeler SA as Auditors

				M	TNA	N/A
scc/f tb	6609906	Siam Cement Co. Ltd.	23-Mar-05

1 Approve Minutes of Previous AGM
2 Accept Directors' Report
3 Accept Financial Statements and Statutory Reports
4 Approve Allocation of Income and Dividends
5 Elect Directors
6 Approve KPMG Phoomchai Audit Limited as Auditors and Authorize Board to Fix Their Remuneration
7 Amend Articles of Association Re: Acquisition and Disposition of Assets of the Listed Companies
8 Approve Remuneration of Directors
9 Other Business

				M	VF 1-8 VA 9	VIF of Management 1-8, VA Management 9
alll4 bz	B014709	All America Latina Logistica	30-Nov-04

Preference Shareholder Are Entitled to Vote on Item 3
1 Elect Alexandre Behring Costa as Co-Chairman to the Mangement Board
2 Elect New Director to the Management Board
3 Approve Conversion of Shares Purchased in the Market into Preferred Shares, or of an Equal Number of Preferred Shares Registered as Direct Investments Held by Foreign Investors, into Common Shares
4 Approve Creation of Audit Committee and Amend Bylaws Accordingly
5 Approve Remuneration of Finance Committee Members

				M	VF	VIF of Management

blt ln	56650	BHP Billiton plc	25-Nov-04

1 Accept Financial Statements and Statutory Reports for BHP Billiton Ltd.

2 Accept Financial Statements and Statutory Reports for BHP Billiton Plc

3 Re-elect Don Argus as Director of BHP Billiton Ltd.

4 Re-elect Don Argus as Director of BHP Billiton Plc

5 Re-elect David Crawford as Director of BHP Billiton Ltd

.
6 Re-elect David Crawford as Director of BHP Billiton Plc

7 Re-elect Charles Goodyear as Director of BHP Billiton Ltd.

8 Re-elect Charles Goodyear as Director of BHP Billiton Plc

9 Re-elect John Schubert as Director of BHP Billiton Ltd.

10 Re-elect John Schubert as Director of BHP Billiton Plc.

11 Reappoint KPMG Audit Plc as Auditors of BHP Billiton Plc and Authorise Board to Fix Remuneration of Auditors

12 Authorise Issuance of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of USD 265,926,499

13 Authorise Issuance of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of USD 61,703,675

14 Authorise 246,814,700 BHP Billiton Plc Ordinary Shares for Market Purchase

15 Approve Remuneration Report

16 Amend BHP Billiton Ltd. and BHP Billiton Plc Group Incentive Scheme

17 Approve BHP Billiton Ltd. and BHP Billiton Plc Long Term Incentive Plan

18 Approve Grant of Deferred Shares and Options under the Amended BHP Billiton Ltd. Group Incentive Scheme and Grant of Performance Shares under the BHP Billiton Ltd. Long Term Incentive Plan to Charles Goodyear

19 Approve Grant of Deferred Shares and Options under the Amended BHP Billiton Plc Group Incentive Scheme and Grant of Performance Shares under the BHP Billiton Plc Long Term Incentive Plan to Mike Salamon

				M	VF	VIF of Management
cna ln	B033F22	Centrica PLC	21-Oct-04

1 Approve Sub-Division of Ordinary Shares of 5 5/9 Pence Each into New Ordinary Shares of 50/81 of a Penny Each; and Consolidation of All New Ordinary Shares of 50/81 of a Penny Each into New Ordinary Shares of 6 14/81 Pence Each
2 Authorise 349,705,272 Shares for Market Purchase

				M	VF	VIF of Management
cba au	6215035	Commonwealth Bank Of Australia	5-Nov-04

1 Accept Financial Statements and Statutory Reports
2a Elect R J Clairs as Director
2b Elect B K Ward as Director
3 Approve Increase in the Remuneration of Non-Executive Directors to AUD 3 Million
4 Approve the Grant of 250,000 Shares to DV Murray, the Chief Executive Officer Under the Bank's Equity Reward Plan
5 Amend the Constitution of Commonwealth Bank of Australia
6 Amend Constitution Re: Require the Board to Appoint an Independent Expert to Conduct an Annual Review on the Impact of Each Major Change Program on Each Business Unit of the Bank

				M	VF 1,2B-3,5 VA 2A, 4, 6	VIF of Management 1, 2B - 3, 5-6, VA Management 2A, 4

edp pl	4103596	Edp-Electricidade De Portugal	7-Oct-04

1 Amend Articles 1 and 4 Re: Change Company Name to EDP Energias de Portugal SA and Authorization to Increase Share Capital in EUR 1.5 Billion
2 Approve Repurchase of Shares
3 Ratify Appointment of Antonio Afonso de Pinto Galvao Lucas and Luis Fernando Mira Amaral in Light of Resignation of Antonio de Almeida, and Antonio Jose Fernandes de Souza

					M	TNA	N/A
eurob ga	5654316	EFG Eurobank S.A.	15-Nov-04

1 Approve Interim Dividend Distribution For 2004
2 Authorize Capitalization of Reserves for Bonus Issue; Amend Article Accordingly
3 Amend Decision of the Annual General Meeting on April 4, 2004 Regarding the Stock Option Plan
4 Approve List of Shareholders From Whom Company Repurchased Shares

					M	TNA	N/A
may mk	6556325	Malayan Banking Berhad	11-Oct-04

1 Accept Financial Statements and Statutory Reports for the Financial Year Ended June 30, 2004

2 Approve Final Dividend of MYR0.25 Per Share Less 28 Percent Income Tax for the Financial Year Ended June 30, 2004

3 Elect Haji Mohd Hashir bin Haji Abdullah as Director

4 Elect Teh Soon Poh as Director

5 Elect Mohammed Hussein as Director

6 Elect Megat Zaharuddin bin Megat Mohd Nor as Director

7 Elect Md Agil bin Mohd Natt as Director

8 Elect Richard Ho Ung Hun as Director

9 Elect Muhammad Alias bin Raja Muhd. Ali. as Director

10 Approve Remuneration of Directors in the Amount of MYR656,830.62 for the Financial Year Ended June 30, 2004

11 Approve Ernst & Young as Auditors and Authorize Board to Fix Their Remuneration

12 Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights in Any Amount Up to Ten Percent of Issued Share Capital

					M	VF	VIF of Management
m1 sp	B04KJ97	Mobileone LTD	25-Oct-04	Special Business 1 Approve Proposed Capital Reduction	M	VF	VIF of Management
nhy no	4645805	Norsk Hydro Asa	1-Dec-04	1 Approve NOK 91.5 Million Reduction in Share Capital via Share Cancellation 2 Authorize Repurchase of Up to Ten Percent of Issued Share Capital	M	VF	VIF of Management
hmsp ij	6404242	PT Hanjaya Mandala Sampoerna	27-Oct-04	1 Approve NOK 91.5 Million Reduction in Share Capital via Share Cancellation 2 Authorize Repurchase of Up to Ten Percent of Issued Share Capital	M	VF	VIF of Management

san fp	5671735	Sanofi-Aventis (Formerly Sanofi-Synthelabo )	23-Dec-04

Special Business
1 Approve Merger by Absorption of Aventis by Sanofi-Aventis; Authorize Issuance of 19.1 Million Shares to Compensate Aventis Minority Shareholders
2 Approve Accounting Treatment of Absorption
3 Assume Obligations of 257,248 Outstanding Aventis Warrants; Authorize Issuance of Up to 301,984 Sanofi-Aventis Shares to Satisfy Conversion of Aventis Warrants
4 Assume Obligations of 48.08 Million Outstanding Aventis Stock Options; Authorize Issuance of Sanofi-Aventis Shares to Satisfy Conversion of Aventis Stock Options
5 Set Dec. 31, 2004, as Effective Date of Merger and Related Capital Increase to Aventis Minority Shareholders
6 Amend Articles to Reflect Changes in Capital
7 Approve Capital Increase Reserved for Employees Participating in Savings-Related Share Purchase Plan
8 Authorize Filing of Required Documents/Other Formalities

				M	TNA	N/A
sph sp	B012899	Singapore Press Holdings Ltd.	6-Dec-04

1 Adopt Financial Statements and Directors' and Auditors' Reports

2 Declare Final and Special Dividends of SGD 0.10 Per Share and SGD 0.11 Per Share, Respectively

3a Reappoint Lim Chin Beng as Director

3b Reappoint Lee Ek Tieng as Director

4a Reelect Cheong Choong Kong as Director

4b Reelect Yeo Ning Hong as Director

4c Reelect Cham Tao Soon as Director

4d Reelect Willie Cheng Jue Hiang as Director

5 Approve Directors' Fees of SGD 787,500

6 Appoint Auditors and Authorize Board to Fix Their Remuneration

7 Other Business (Voting)

8a Approve Issuance of Shares without Preemptive Rights

8b Approve Issuance of Shares and Grant of Options Pursuant to the Share Option Scheme
8c Authorize Share Repurchase Program

				M	VF 1-6, 8A, 8C VA 7, 8B	VIF of Management 1-6, 8a, 8c, VA Management 7, 8b

titr im	7634402	Telecom Italia SPA	25-Oct-04

Meeting For Savings Shareholders
1 Approve Report Re: Utilization of Savings Shares' Special Reserve
2.1.A Reelect Current Board Representative for Holders of Savings Shares, Carlo Pasteris
2.1.B Elect New Candidate Designated by Saving Shareholders as Board Representative for Holders of Savings Shares
2.2.A Fix Board Representative for Holders of Savings Shares' Term in Office to Three Years
2.2.B Fix Board Representative of Holders of Savings Shares' Term in Office To the Newly Proposed Term Presented by Saving Shareholders
2.3.A Fix Board Representative for Holders of Savings Shares' Remuneration at EUR 36,152
2.3.B Fix Board Representative for Holders of Savings Shares' Remuneration To the Newly Proposed Amount Presented by Saving Shareholders

				M	TNA	N/A
astr mk	6698120	Astro All Asia Networks Plc	13-Jul-04

1 Accept Financial Statements and Statutory Reports for the Financial Year Ended Jan. 31, 2004
2 Elect Haji Badri Bin Haji Masri as Director
3 Elect Augustus Ralph Marshall as Director
4 Elect Tan Poh Ching as Director
5 Elect Mohamed Khadar Bin Merican as Director
6 Elect Kuok Khoon Ho as Director
7 Elect Bernard Anthony Cragg as Director
8 Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Their Remuneration
9 Approve Issuance of Shares Pursuant to 2003 Employee Share Option Scheme and 2003 Management Share Incentive Scheme
10 Approve Issuance of Shares to Augustus Ralph Marshall, Executive Director and Group Chief Executive Officer of the Company
11 Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights in Any Amount Up to Ten Percent of Issued Share Capital
12 Other Business (Non-Voting)

				M	VF	VIF of Management

astr mk	6698120	Astro All Asia Networks Plc	13-Jul-04

1 Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with UTSB Management Sdn Bhd and SRG Asia Pacific Sdn Bhd

2 Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with Maxix Communications Berhad, Maxis Mobile Sdn Bhd, Maxis Broadband Sdn Bhd and Malaysian Mobile Services Sdn Bhd

3 Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with Pan Malaysian Pools Sdn Bhd and Tanjong Village Sdn Bhd

4 Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with Bonuskad Loyalty Sdn Bhd

5 Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with Valuelabs

6 Approve Recurrent Related Party Transactions of a Revenue or Trading Nature with Binariang Satellite Sistems Sdn Bhd

				M	VF	VIF of Management
vale5 bz	2257127	Companhia Vale Do Rio Doce	18-Aug-04

Preference A Shareholders are Entitled to Vote on Item 2
1 Approve 1:3 Ordinary and Preference Stock Split; Amend Articles 5 and 6 Accordingly
2 Elect Preference A Shares Supervisory Member (and Alternate) and Elect One Alternate Member Representative of Ordinary Shares
3 Ratify Remuneration of Directors Approved at 4-28-04 AGM

				M	VF	VIF of Management
rio-p us	2933900	Companhia Vale Do Rio Doce	18-Aug-04

Meeting for Holders of ADRs
1 DELIBERATION OF THE PROPOSAL FOR A FORWARD SPLIT OF SHARES ISSUED BY THE COMPANY, SO THAT EACH COMMON OR PREFERRED SHARE ISSUED BY THE COMPANY WILL BE REPRESENTED BY THREE SHARES OF THE SAME TYPE AND CLASS, AND THE CONSEQUENT ALTERATIONS OF ARTICLES 5 AN
2 ELECTION, BY HOLDERS OF PREFERRED CLASS A SHARES, OF ONE MEMBER AND HIS ALTERNATE FOR THE COMPANY S FISCAL COUNCIL, DUE TO THE RESIGNATION OF THE FISCAL COUNCIL MEMBERS ELECTED BY THIS CLASS OF SHARES, AS WELL AS THE ELECTION BY THE COMMON SHAREHOLDERS
3 RECTIFICATION OF THE TOTAL ANNUAL COMPENSATION OF THE MEMBERS OF THE COMPANY S MANAGEMENT FIXED BY THE ORDINARY GENERAL SHAREHOLDERS MEETING HELD ON APRIL 28, 2004.

				M	VF	VIF of Management

fte fp	5176177	France Telecom SA	1-Sep-04

Special Business
1 Approve Merger by Absorption of Wholly Owned Subsidiary Wanadoo; Approve Accounting Treatment of Merger
2 Authorize Assumption of 27.38 Million Non-Exercised Wanadoo Stock Options
3 Approve Dissolution of Wanadoo Without Liquidation
4 Authorize Board to Issue Up to 100 Million Shares to Signatories of Liquidity Agreement Pursuant to Conversion of Orange SA Stock Options
5 Approve Stock Option Plan Grants
6 Approve Capital Increase Reserved for Employees Participating in Savings-Related Share Purchase Plan
Ordinary Business
7 Amend Terms of Share Repurchase of Up to Ten Percent of Issued Capital Submitted to Shareholder Vote at April 9, 2004, Shareholder Meeting
8 Authorize Filing of Required Documents/Other Formalities

				M	TNA	N/A
gus ln	0384704	GUS plc	21-Jul-04

1 Accept Financial Statements and Statutory Reports

2 Approve Remuneration Report

3 Approve Final Dividend of 19 Pence Per Ordinary Share

4 Elect Andy Hornby as Director

5 Re-elect Sir Victor Blank as Director

6 Re-elect Sir Alan Rudge as Director

7 Re-elect Alan Smart as Director

8 Re-elect David Tyler as Director

9 Re-appoint PricewaterhouseCoopers LLP as Auditors of the Company

10 Authorise Board to Fix Remuneration of the Auditors

11 Authorise 100 Million Ordinary Shares for Market Purchase

12 Authorise Issuance of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 58,395,799

13 Authorise Issuance of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 12,705,210

				M	VF	VIF of Management

isys ln	0807041	Invensys plc	21-Jul-04

1 Accept Financial Statements and Statutory Reports
2 Approve Remuneration Report
3a Re-elect Simon Robertson as Director
3b Elect Ulf Henriksson as Director
4 Re-appoint Ernst and Young LLP as Auditors of the Company
5 Authorise Board to Fix Remuneration of the Auditors
6 Authorise Issuance of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 18,767,500
7 Authorise Issuance of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 2,843,500
8 Authorise 568,714,383 Ordinary Shares for Market Purchase

				M	VF	VIF of Management
may mk	6556325	Malayan Banking Berhad	11-Aug-04

1 Approve Employee Share Option Scheme
2 Approve Grant of Options to Mohamed Basir bin Ahmad
3 Approve Grant of Options to Richard Ho Ung Hun
4 Approve Grant of Options to Amirsham A Aziz
5 Approve Grant of Options to Muhammad Alias bin Raja Muhd. Ali
6 Approve Grant of Options to Mohammad bin Abdullah
7 Approve Grant of Options to Haji Mohd. Hashir bin Haji Abdullah
8 Approve Grant of Options to Teh Soon Poh
9 Approve Grant of Options to Haji Abdul Rahman bin Mohd. Ramli
10 Approve Grant of Options to Mohammed Hussein
11 Approve Grant of Options to Hooi Lai Hoong
12 Approve Grant of Options to Alizakri bin Raja Muhammad Alias
13 Approve Increase in Authorized Share Capital from MYR4 Billion to MYR10 Billion
14 Amend Clause 5 of the Memorandum of Association and Articles 3(1) Re: Change in Capital from MYR4 Billion to MYR10 Billion and 6(3) of the Articles of Association Re: No Director Shall Participate in an Issue of Shares Pursuant to a Share Option Scheme
15 Amend Articles 118 and 119 of the Articles of Association Re: Payment Through a Crediting of Funds into a Specified Bank Account of Such Member or Senior Member

				M	VF 15 VA 1-14	VIF of Management 15, VA Management 1-14

mtn sj	6563206	MTN Group Ltd.	18-Aug-04

Annual Meeting Agenda

1 Accept Financial Statements and Statutory Reports for Year Ended Mar. 31, 2004

2 Approve Simultaneous Re-Appointment of Retiring Directors

3.1 Reelect M.C. Ramaphosa as Director

3.2 Reelect I. Charnley as Director

3.3 Reelect Z.N.A. Cindi as Director

3.4 Reelect S.N. Mabaso as Director

4.1 Elect J.H.N. Strydom as Director

5 Authorize Repurchase of Up to Ten Percent of Issued Share Capital

6 Place Authorized But Unissued Shares under Control of Directors

7 Approve Issuance of Shares without Preemptive Rights up to a Maximum of Ten Percent of Issued Capital

8 Approve Remuneration of Directors

9 Amend Incentive Share Option Scheme Re: Allocation to Employees of Non-South African Companies in which MTN has Significant Stake

10 Authorize Board to Ratify and Execute Approved Resolutions

				M	VF 1,3.1-10 VA 2	VIF of Management 1,3-10, VA Management 2
ngt ln	3122387	National Grid Transco Plc	26-Jul-04

1 Accept Financial Statements and Statutory Reports
2 Approve Final Dividend of 11.87 Pence Per Ordinary Share
3 Elect Mike Jesanis as Director
4 Elect Maria Richter as Director
5 Re-elect James Ross as Director
6 Re-elect John Grant as Director
7 Re-elect Edward Astle as Director
8 Re-appoint PricewaterhouseCoopers LLP as Auditors and Authorise Board to Fix Remuneration of Auditors
9 Approve Remuneration Report
10 Authorise Issuance of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 102,929,251
11 Authorise Issuance of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 15,439,387
12 Authorise 308,787,755 Ordinary Shares for Market Purchase
13 Amend Articles of Association Re: Deletion of the Special Share Article
14 Approve the Cancellation of the Special Rights Non-voting Redeemable Preference Share

				M	VF	VIF of Management

svt ln	54632	Severn Trent PLC	27-Jul-04

1 Accept Financial Statements and Statutory Reports

2 Approve Remuneration Report

3 Approve Final Dividend of 29.27 Pence Per Ordinary Share

4 Re-elect John Banyard as Director

5 Re-elect Brian Duckworth as Director

6 Re-elect John McAdam as Director

7 Re-elect Derek Osborn as Director

8 Elect Martin Houston as Director

9 Elect Colin Matthews as Director

10 Elect John Smith as Director

11 Re-appoint PricewaterhouseCoopers LLP as Auditors and Authorise Board to Fix Remuneration of Auditors

12 Authorise Issuance of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 74,327,058

13 Authorise Issuance of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 11,261,675

14 Authorise 34,511,587 Ordinary Shares for Market Purchase

15 Amend Articles of Association

16 Authorise Severn Trent Plc to Make EU Political Donations and Incur EU Political Expenditure up to Aggregate Nominal Amount of GBP 50,000

17 Authorise Severn Trent Water Limited to Make EU Political Donations and Incur EU Political Expenditure up to Aggregate Nominal Amount of GBP 50,000

18 Authorise Biffa Waste Services Limited to Make EU Political Donations and Incur EU Political Expenditure up to Aggregate Nominal Amount of GBP 25,000

19 Authorise Biffa Treatment NV to Make EU Political Donations and Incur EU Political Expenditure up to Aggregate Nominal Amount of GBP 25,000

					M	VF	VIF of Management
spost sp	6609478	Singapore Post Ltd	21-Jul-04

1 Adopt Financial Statements and Directors' and Auditors' Reports
2 Declare Final Dividend of SGD 0.021 Per Share
3 Reelect Lim Ho Kee as Director
4 Reelect Janet Ang Guat Har as Director
5 Reelect Ong Ah Heng as Director
6 Approve Directors' Fees of SGD 342,012 for the Year Ended Mar. 31, 2004
7 Appoint Auditors and Authorize Board to Fix Their Remuneration
8 Approve Issuance of Shares without Preemptive Rights
9 Approve Issuance of Shares and Grant of Options Pursuant to the Share Option Scheme

					M	VF 1-7 VA 8-9	VIF of Management 1-7, VA Management 8-9
spost sp	6609478	Singapore Post Ltd	21-Jul-04	1 Authorize Share Repurchase Program	M	VF	VIF of Management
vod ln	0719210	Vodafone Group PLC	27-Jul-04

1 Accept Financial Statements and Statutory Reports
2 Approve Remuneration Report
3 Re-elect Peter Bamford as Director
4 Re-elect Julian Horn-Smith as Director
5 Re-elect Sir David Scholey as Director
6 Elect Luc Vandevelde as Director
7 Approve Final Dividend of 1.0780 Pence Per Ordinary Share
8 Re-appoint Deloitte and Touche LLP as Auditors of the Company
9 Authorise Board to Fix Remuneration of the Auditors
10 Authorise the Company and Any Company Which is or Becomes a Subsidiary of the Company to Make EU Political Donations or Incur EU Political Expenditure up to Aggregate Nominal Amount of GBP 100,000
11 Authorise Issuance of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of USD 900 Million
12 Authorise Issuance of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of USD 330 Million
13 Authorise 6.6 Billion Ordinary Shares for Market Purchase
14 Authorise 660 Million Ordinary Shares for Market Purchase Pursuant to Contingent Purchase Contracts

					M	VF	VIF of Management

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dean Family of Funds

By:	/s/ Debra E. Rindler
Debra E. Rindler
Secretary, Treasurer, and Chief Compliance Officer

Date:	August 26, 2005